Evergreen Funds
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This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

Evergreen Distributor, Inc.
Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Letter to Shareholders
April 2001

  William M. Enis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Southern State Municipal Bond Funds semiannual report, which covers the six-month period ended February 28, 2001.

Bond Markets React to Volatile Equity Markets

Over the past six months, U.S. bond markets experienced significant turmoil, which was largely overshadowed by the volatility in the stock market. The Federal Reserve Board’s response to market volatility resulted in several interest rate increases in the latter half of 2000. The opposite stance has occurred since the beginning of 2001, as the Federal Reserve Board began lowering short-term interest rates in an effort to shore-up the slumping economy.

Investor demand for bonds is typically closely linked to the performance of the stock market, but when the equity markets are volatile, investors buy bonds to preserve gains rather than to generate returns. By some measures, bonds produced relatively attractive returns during the past six months. For example, for the six-month period beginning August 31, 2000 through February 28, 2001, the Lehman Brothers Aggregate Bond Index, which measures 6,600 taxable government investment-grade corporate and mortgage securities, returned 7.50%. This outperformed the Standard & Poor's 500 Index return of –17.84% for the same period. The S&P 500 tracks 500 of the most widely held domestic, large-company stocks, representing about 70% of the U.S. stock market's total value.

Generally, we believe that the economy will continue to slowdown, which may push bond prices higher and interest rates lower as evidenced by the Federal Reserve Board’s three interest rate cuts thus far in 2001. We expect further interest rate cuts in the near future. In this environment, we will maintain a defensive posture and remain cautiously optimistic about the continued growth of the U.S. economy.

The Value of Diversification

An environment like this year’s offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives. Please visit us online at www.evergreeninvestments.com for more information about Evergreen Funds.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

EVERGREEN
Florida High Income Municipal Bond Fund
Fund at a Glance as of February 28, 2001

Portfolio
Characteristics

Total Net Assets	$422,513,732

Average Credit Quality	BB

Effective Maturity	13.7 years

Average Duration	7.4 years

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 2/28/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2001 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 6/17/1992	Class A	Class B	Class C	Class Y
Class Inception Date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

6 month with sales charge	-1.08%	-1.54%	1.46%	n/a

6 month w/o sales charge	3.84%	3.46%	3.46%	3.97%

Average Annual Returns*

1 year with sales charge	3.55%	2.88%	5.88%	n/a

1 year w/o sales charge	8.68%	7.88%	7.88%	8.95%

5 years	4.13%	4.04%	4.68%	5.42%

Since Portfolio Inception	5.99%	6.07%	6.31%	6.75%

Maximum Sales Charge	4.75%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC yield	5.65%	5.18%	5.18%	6.19%

Taxable Equivalent Yield**	9.35%	8.58%	8.58%	10.25%

6-month income
distributions per share	$0.30	$0.26	$0.26	$0.31

 *Adjusted for maximum applicable sales charge unless noted.
**Assumes a maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund, Class A shares 2 , versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
Florida High Income Municipal Bond Fund
Fund at a Glance as of February 28, 2001

For the six-month period ended February 28, 2001, Evergreen Florida High Income Municipal Bond Fund’s Class A shares returned 3.84%. The fund’s return does not reflect the effect of the sales charge. This trailed the 4.64% average return produced by the 63 Florida Municipal Debt Funds followed by Lipper, Inc. for the same period. Lipper, Inc. is an independent monitor of mutual fund performance. For the same period the Lehman Brothers Municipal Bond Index returned 5.19%. We attribute the fund’s underperformance to a difference in investment objectives. The fund seeks to maximize yield and income, as well as reinforce stability of principal. In contrast, the Lehman Brothers Municipal Bond Index reflects total return. Securities selected to maximize total return will tend to outperform income-oriented bonds in an environment of rapidly falling interest rates, such as the environment we experienced over the past six months. Conversely, securities selected for income and price stability typically outperform bonds geared toward total return when interest rates are rising or holding steady.

Interest rates fell and prices rose on weaker-than-expected economic growth. The Federal Reserve Board responded quickly to support the economy, lowering interest rates twice during the period. In fact, one of the cuts occurred in-between scheduled meetings, a highly unusual move. While the positive interest rate climate—combined with a limited new supply of bonds—gave a lift to prices, the high yield municipal sector experienced some difficulties. In the fourth quarter of 2000, a high yield municipal bond fund announced it had incurred problems with the daily pricing of its holdings. Many of the bonds lacked liquidity and required significant pricing adjustments to accurately reflect market value. The securities represented only a small portion of the high yield municipal bond universe; however, investor concerns about the situation spilled over into other bond issues, having a negative effect on the tone and liquidity of the high yield municipal sector.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2001 portfolio assets)

In this environment, the fund continued its long-term emphasis on yield, income and price stability. We fine-tuned holdings when opportunities emerged, but limited new investments because of restricted supply and lack of liquidity. Instead, we focused particularly closely on credit monitoring and pricing. Existing positions contributed significantly to the fund’s performance. The attractive yields provided by these securities—locked-in when interest rates were higher—helped sustained returns when market conditions became challenging. As of February 28, 2001, the fund’s average rating was “BB.”

EVERGREEN
Florida High Income Municipal Bond Fund
Fund at a Glance as of February 28, 2001

We expect a more positive environment, over the next six months. In our opinion, many of the negative factors that affected the market during the period were short-term in nature and already have begun to dissipate. With their absence, we believe investors will focus on the broader aspects of the market, which we think are favorable. For example, we expect interest rates to continue to trend lower, as the Federal Reserve Board seeks to shore-up economic growth. Further, municipal bonds currently represent attractive relative value, in our opinion. As of the end of the fiscal period, typical “AAA”-rated, 30-year municipal bonds yielded approximately 97% of their taxable counterpart, the U.S. Treasury “long bond.” Historically, that relationship has ranged between only 85% and 88%.

We believe these factors bode well for potential returns in the municipal bond market and encourage investors to examine asset-allocation in their personal portfolios. According to The Municipal Advisor, municipal bonds have generated the most consistent returns of any asset-class from January 2000 through the end of this fiscal period—a particularly welcome track record in light of the volatility that has taken place in other financial markets. In our opinion, income-oriented investments merit a place in a well-rounded personal portfolio; and given the favorable prospects for the tax-exempt sector, the time may be appropriate to increase their allocation.

PORTFOLIO QUALITY
(as a percentage of 2/28/2001 portfolio assets)

EVERGREEN
Florida Municipal Bond Fund
Fund at a Glance as of February 28, 2001

Portfolio
Characteristics

Total Net Assets	$510,369,328

Average Credit Quality	AA

Effective Maturity	7.2 years

Average Duration	5.5 years

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 2/28/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. The advisor is waiving a portion of its advisory fee for the fund and the distributor is waiving a portion of the 12b-1 expense for Class A. Had the fees not been waived returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2001 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 5/11/1988	Class A	Class B	Class C	Class Y
Class Inception Date	5/11/1988	6/30/1995	1/26/1998	6/30/1995

6 month with sales charge	-0.52%	-1.02%	1.98%	n/a

6 month w/o sales charge	4.44%	3.98%	3.98%	4.49%

Average Annual Returns*

1 year with sales charge	4.80%	4.07%	7.07%	n/a

1 year w/o sales charge	10.03%	9.07%	9.07%	10.15%

5 years	4.08%	3.83%	4.52%	5.19%

10 years	6.23%	6.20%	6.45%	6.80%

Maximum Sales Charge	4.75%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC yield	4.53%	3.86%	3.87%	4.87%

Taxable Equivalent Yield**	7.50%	6.39%	6.41%	8.06%

6-month income
distributions per share	$0.23	$0.19	$0.19	$0.24

*	Adjusted for maximum applicable sales charge unless noted.
**	Assumes a maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Florida Municipal Bond Fund, Class A shares 2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
Florida Municipal Bond Fund
Fund at a Glance as of February 28, 2001

For the six-month period ended February 28, 2001, Evergreen Florida Municipal Bond Fund’s Class A shares returned 4.44%. The fund's return does not reflect the effects of a sales charge. This lagged the 4.64% average return produced by the 63 Florida Municipal Debt Funds followed by Lipper, Inc. for the same period. Lipper, Inc. is an independent monitor of mutual fund performance. For the same period, the Lehman Brothers Municipal Bond Index returned 5.19%. We attribute the fund’s modest underper-formance to a difference in investment objectives. The fund seeks to maximize yield and income, as well as reinforce stability of principal. In contrast, the Lehman Brothers Municipal Bond Index reflects total return. Securities selected to maximize total return will tend to outperform income-oriented bonds in an environment of rapidly falling interest rates, such as the environment we experienced over the past six months. Conversely, securities selected for income and price stability typically outperform bonds geared toward total return when interest rates are rising or holding steady.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2001 portfolio assets)

A weaker-than-expected economy and a limited supply of new bonds drove interest rates lower and prices higher, during the fund’s fiscal period. The Federal Reserve Board responded quickly to support the economy’s sagging growth, lowering interest rates twice. Investors paid particular attention to an early January interest rate cut that occurred in-between scheduled meetings—a highly unusual action. Interest rates fell across all maturities, however, short-term rates outperformed their longer-term counterparts. Short-term rates fell for the entire period, dropping a total of 1.05% while long-term rates fell approximately 0.50% and declined through early January 2001, before inching higher through the end of February 2001. Investors also benefited from a restricted supply of new bonds. Tax coffers remained laden with cash from the economy’s strong growth earlier in the year, reducing the need for new municipal debt.

The fund’s strategies continued to emphasize yield, income and stability of principal. Bond structure was a key factor in building new positions. Primarily, we sought bonds with higher coupons, shorter call dates and 12 - 15 year maturities. We added some lower-rated securities to boost yield and increased the fund’s holdings in housing bonds. Housing bonds offered attractive value relative to other sectors and also enhanced the fund’s price stability. Further, we took advantage of the market’s strength to fine-tune

EVERGREEN
Florida Municipal Bond Fund
Fund at a Glance as of February 28, 2001

positions. Specifically, we pared back the fund’s holdings in lower yielding bonds which typically had lower coupons and/or longer-maturities. As of February 28, 2001, the fund’s average rating was “AA.”

We are optimistic, heading forward. We expect the investment environment to be favorable, as the Federal Reserve Board seeks to shore-up economic growth by continuing to lower interest rates. Also, municipal bonds represent attractive relative value, in our opinion. As of the end of the fiscal period, typical “AAA”-rated, 30-year municipal bonds yielded approximately 97% of their taxable counterpart, the U.S. Treasury “long-bond.” Historically, that relationship has ranged between only 85% and 88%.

We believe these factors bode well for potential returns in the municipal bond market and encourage investors to examine asset-allocation in their own personal portfolios. According to The Municipal Advisor, municipal bonds have generated the most consistent returns of any asset-class from January 2000 through the end of this fiscal period—a particularly welcome track record in light of the volatility that has taken place in other financial markets. In our opinion, income-oriented investments merit a place in a well-rounded personal portfolio to ensure proper diversification. Given the favorable prospects for the tax-exempt sector, the time may be appropriate to increase their allocation.

PORTFOLIO QUALITY
(as a percentage of 2/28/2001 portfolio assets)

EVERGREEN
Georgia Municipal Bond Fund
Fund at a Glance as of February 28, 2001

Portfolio
Characteristics

Total Net Assets	$86,012,045

Average Credit Quality	AA

Effective Maturity	12.6 years

Average Duration	6.5 years

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 2/28/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%. The advisor is waiving a portion of its advisory fee. Had fees not been waived, returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2001 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 7/2/1993	Class A	Class B	Class Y
Class Inception Date	7/2/1993	7/2/1993	2/28/1994

6 month with sales charge	-0.34%	-0.72%	n/a

6 month w/o sales charge	4.67%	4.28%	4.80%

Average Annual Returns*

1 year with sales charge	5.46%	4.88%	n/a

1 year w/o sales charge	10.70%	9.88%	10.97%

5 years	4.43%	4.33%	5.71%

Since Portfolio Inception	4.40%	4.33%	5.30%

Maximum Sales Charge	4.75%	5.00%	n/a
	Front End	CDSC

30-day SEC yield	4.20%	3.66%	4.68%

Taxable Equivalent Yield**	6.95%	6.06%	7.75%

6-month income
distributions per share	$0.24	$0.20	$0.25

*Adjusted for maximum applicable sales charge unless noted.
**Assumes a maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Georgia Municipal Bond Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
Georgia Municipal Bond Fund
Fund at a Glance as of February 28, 2001

For the six-month period ended February 28, 2001, Evergreen Georgia Municipal Bond Fund’s Class A shares returned 4.67%. The fund’s return does not reflect the effects of a sales charge. This lagged the Lehman Brothers Georgia Municipal Bond Index, which returned 5.53% for the same period. For the same period, the Lehman Brothers Municipal Bond Index returned 5.19%. We attribute the fund’s modest underperformance to a difference in performance objectives. The fund seeks to maximize yield and income as well as enhance price stability. In contrast, the Lehman Brothers Municipal Bond Index emphasizes total return. Securities selected to maximize total return will tend to outperform income-oriented bonds in an environment of rapidly falling interest rates, such as the environment we experienced over the past six months. Conversely, securities selected for income and price stability typically outperform bonds geared toward total return when interest rates are rising or holding steady. Further, unlike a mutual fund, the Lehman Brothers Municipal Bond Index is not subject to expenses which lower total return.

Municipal bond yields fell, during the period, as signs of slower economic growth, investor expectations of falling interest rates and a limited supply of new bonds all pushed prices higher. In a highly unusual move, the Federal Reserve Board cut interest rates in-between their scheduled meetings early in the new year, in response to the economy’s deteriorating conditions. Municipal bond prices rallied strongly between November 2000 and January 2001. The yield on 30-year tax-exempt bonds fell from 5.57% to 5.00% while 15-year municipal bond yields declined from 5.19% to 4.65%, during the two-month span. Yields were steady to slightly lower through the end of the fiscal period.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2001 porfolio assets)

In accordance with its primary investment objectives, the fund’s longer-term strategies emphasized maximizing yield and income, as well as reinforcing price stability. We sought “cushion bonds,” which can be limited in supply, but have higher coupons and prices that are less sensitive to changes in interest rates. Our shorter-term strategies took advantage of the declining interest rate environment. We dramatically reduced the fund’s cash holdings and built positions in very liquid, high quality securities that were more sensitive to interest rate movement. These bonds generated considerable price appreciation when interest rates fell. We lightened-up on those holdings toward the end of the fiscal period, however, when we expected further potential for price appreciation to be minimal. We also reduced the fund's position in industrial development bonds, whose prices can be adversely effected by slower economic growth. As of February 28, 2001, the fund’s average quality was “AA”.

EVERGREEN
Georgia Municipal Bond Fund
Fund at a Glance as of February 28, 2001

We are optimistic, heading into the second half of the fund’s fiscal year. We think conditions could remain similar to those that existed in late 2000 and early 2001-with the possibility of the economy slowing even further if the stock market continues to fluctuate, dampening consumer confidence and consumer spending. We also expect new municipal supply to stay limited, which should lend additional support to prices. Finally, we believe the tax-exempt sector offers attractive value. As of the end of the fund’s fiscal period, typical “AAA”-rated municipal bonds provided approximately 97% of the yield of its taxable counterpart, the 30-year U.S. Treasury bond—considerably more than the 85% to 88% tax-exempt bonds have provided, historically. In our opinion, the combination of these factors bodes well for municipal bonds. We believe the tax-exempt sector can generate solid returns in the months ahead.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2001 porfolio assets)

EVERGREEN
Maryland Municipal Bond Fund
Fund at a Glance as of February 28, 2001

Portfolio
Characteristics

Total Net Assets	$48,429,716

Average Credit Quality	AA

Effective Maturity	7.4 years

Average Duration	5.5 years

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 2/28/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class Y, one of the original classes offered along with Class A. These historical returns for Classes B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower. The advisor is waiving a portion of its advisory fee. Had fees not been waived, returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2001 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 10/30/1990	Class A	Class B	Class C	Class Y
Class Inception Date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

6 month with sales charge	-0.24%	-0.62%	2.38%	n/a

6 month w/o sales charge	4.77%	4.38%	4.38%	4.89%

Average Annual Returns*

1 year with sales charge	5.15%	4.55%	7.55%	n/a

1 year w/o sales charge	10.37%	9.55%	9.55%	10.64%

5 years	3.09%	3.33%	3.89%	4.36%

10 years	4.92%	5.30%	5.41%	5.64%

Maximum Sales Charge	4.75%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC Yield	4.07%	3.52%	3.53%	4.53%

Taxable Equivalent Yield**	6.74%	5.83%	5.84%	7.50%

6-month income
distributions per share	$0.25	$0.21	$0.21	$0.26

*	Adjusted for maximum applicable sales charge unless noted.
**	Assumes a maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Maryland Municipal Bond Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
Maryland Municipal Bond Fund
Fund at a Glance as of February 28, 2001

For the six-month period ended February 28, 2001, Evergreen Maryland Municipal Bond Fund’s Class A shares returned 4.77% versus the 5.21% return produced by the Lehman Brothers Maryland Municipal Bond Index. The fund’s return does not reflect the effects of a sales charge. For the same period, the Lehman Brothers Municipal Bond Index returned 5.19%. We attribute the slight underperformance to a difference in investment goals. The fund seeks to maximize yield and current income, as well as reinforce stability of principal. In contrast, the Lehman Brothers Municipal Bond Index reflects total return. Securities selected to maximize total return will tend to outperform income-oriented bonds in an environment of falling interest rates, such as the environment we experienced over the past six months. Conversely, securities selected for income and price stability typically outperform bonds geared toward total return when interest rates are rising or holding steady. Further, unlike a mutual fund, the Lehman Brothers Municipal Bond Index is not subject to expenses which lower total return.

Municipal bond yields fell over the past six months—pushing prices higher—on signs of a weaker economy. The slowdown prompted the Federal Reserve Board to cut interest rates in-between scheduled meetings, a highly unusual action. While interest rates fell across all maturities, short-term rates outperformed their longer-term counterparts. Short-term rates dropped approximately 1.05% versus the approximate 0.50% slide experienced by long-term interest rates. Further, short-term rates moved lower during the entire fiscal period. In contrast, long-term rates declined only through early January 2001 before creeping higher through the end of February 2001. A limited supply of new bonds also supported prices. Few new issues came to market; and typically, new deals were small and priced with less value relative to other bonds. Smaller issues tend to be less liquid than larger bond issues.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2001 portfolio assets)

Our strategies centered on maximizing yield and income, as well as enhancing price stability. We also took advantage of the market's rally to fine-tune holdings, selling bonds at attractive prices that no longer fit the fund’s investment parameters. These positions were largely in the health care industry. In building positions, we found the most attractive values in the secondary market. We focused on higher coupon bonds with shorter durations, as well as securities with higher yields and 10-15 year maturities. Duration, which is expressed in years, measures a bond's sensitivity to changes in interest rates. Bonds with shorter durations reinforce price stability and conversely, bonds with longer durations are more sensitive to interest rate changes. The fund’s shorter

EVERGREEN
Maryland Municipal Bond Fund
Fund at a Glance as of February 28, 2001

duration—which stood at 5.5 years as of February 28, 2001—benefited performance as short-term rates outperformed bonds with longer maturities. The fund’s investment in bonds with 10-15 year maturities fit a longer-term strategy by providing, in our opinion, the best balance of incremental yield and limited price fluctuations. Also, these bonds enabled the fund to lock-in a more generous stream of income for a longer period of time. As of February 28, 2001, the fund’s average quality was “AA”.

While we see some bright spots for municipal bonds in the next few months, our outlook is generally cautious. On the positive side, we think the Federal Reserve Board could continue to lower interest rates because of weaker economic growth, and we expect new bond supply to remain scarce. However, we think interest rates could fall at a slower pace than they have over the past six months. Nominal yields are low by historical standards and are approaching levels that have tended to provide substantial resistance. We think investors could become hesitant to commit funds longer-term as 30-year municipal yields begin to reach 4.75% to 5.00%. If this environment develops, the strategies put into place over the past several months may help bolster the fund’s yield, income and price stability. We expect to maintain the portfolio’s structure, potentially benefiting from the yields that were locked-in when interest rates were higher and the defensive structure created by the fund’s shorter duration.

PORTFOLIO QUALITY
(as a percentage of 2/28/2001 portfolio assets)

EVERGREEN
North Carolina Municipal Bond Fund
Fund at a Glance as of February 28, 2001

Portfolio
Characteristics

Total Net Assets	$269,825,910

Average Credit Quality	AA

Effective Maturity	8.2 years

Average Duration	5.7 years

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 2/28/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

All data is as of February 28, 2001 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 1/11/1993	Class A	Class B	Class Y
Class Inception Date	1/11/1993	1/11/1993	2/28/1994

6 month with sales charge	-0.31%	-0.72%	n/a

6 month w/o sales charge	4.67%	4.28%	4.80%

Average Annual Returns*

1 year with sales charge	4.98%	4.44%	n/a

1 year w/o sales charge	10.26%	9.44%	10.53%

5 years	3.93%	3.84%	5.22%

Since Portfolio Inception	4.83%	4.73%	5.69%

Maximum Sales Charge	4.75%	5.00%	n/a
	Front End	CDSC

30-day SEC yield	4.47%	3.94%	4.95%

Taxable Equivalent Yield**	7.40%	6.52%	8.20%

6-month income
distributions per share	$0.25	$0.21	$0.26

*	Adjusted for maximum applicable sales charge unless noted.
**	Assumes a maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen North Carolina Municipal Bond Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
North Carolina Municipal Bond Fund
Fund at a Glance as of February 28, 2001

For the six-month period ended February 28, 2001, Evergreen North Carolina Municipal Bond Fund’s Class A shares returned 4.67%. The fund’s return does not reflect the effects of a sales charge. This lagged the 4.72% average return produced by the 35 North Carolina Municipal Debt Funds followed by Lipper, Inc. Lipper, Inc. is an independent monitor of mutual fund performance. For the same period, the Lehman Brothers Municipal Bond Index returned 5.19%. We attribute the slight underperformance to a difference in investment objectives. The Fund seeks to maximize yield and income, as well as reinforce stability of principal. In contrast, the Lipper category reflects total return.

Securities selected to maximize total return will tend to outperform income-oriented bonds in an environment of rapidly falling interest rates, such as the environment we experienced over the past six months. Conversely, securities selected for income and price stability typically outperform bonds geared toward total return when interest rates are rising or holding steady.

Signs of a slower economy pushed interest rates lower and bond prices higher over the past six months. The Federal Reserve Board responded quickly to the economy’s sagging growth, lowering interest rates twice. An early January 2001 rate cut particularly caught investors’ attention, as it occurred in-between the Federal Reserve Board’s scheduled meetings - a highly unusual action. While interest rates fell across all maturities, short-term rates outperformed their longer-term counterparts. Short-term rates fell during the entire period, dropping a total of 1.05%. In contrast, long-term rates declined 0.50%, falling through early January 2001 before inching higher through February 2001. A limited supply of new bonds also supported prices. Many municipalities found little need to issue debt as coffers brimmed with tax revenues from the economy's brisk health earlier in the year.

The fund’s strategies emphasized yield, income and price stability. Bond structure was key in adding new holdings. Specifically, we sought bonds with higher coupons, shorter call dates and maturities in the 12 - 15 year range. In addition to providing a generous stream of income, these bonds represented the best balance of incremental yield and limited price movement, in our opinion. We added some lower-rated securities to maximize yield and increased the fund’s holdings in housing bonds. Housing bonds offered attractive value relative to other sectors, as well as enhanced price stability. Further, we took advantage of the market’s strength to reduce the fund’s position in lower-yielding bonds. Typically, these bonds had lower coupons and/or longer-maturities. As of February 28, 2001, the fund's average rating was “AA”.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2001 portfolio assets)

EVERGREEN
North Carolina Municipal Bond Fund
Fund at a Glance as of February 28, 2001

We are optimistic as we head into the second half of the fund’s fiscal year. We expect the investment environment to remain favorable, as the Federal Reserve Board seeks to keep economic growth on track by continuing to lower interest rates. Also, in our opinion, municipal bonds represent attractive relative value. As of the end of the period, typical “AAA”-rated, 30-year municipal bonds yielded approximately 97% of their taxable counterpart, the U.S. Treasury “long-bond.” Historically, that relationship has ranged between only 85% and 88%.

We believe these factors bode well for potential returns in the tax-exempt market in the coming months and encourage investors to examine asset-allocation in their own personal portfolios. In our opinion, income-oriented investments merit a place in a well-rounded personal portfolio to ensure proper diversification. The time may be appropriate to increase the allocation to municipal bonds, in light of their attractive value and favorable market outlook. Further, municipal bonds have generated the most consistent returns of any asset-class from January 2000 through the end of this fiscal period, according to The Municipal Advisor—a welcome record—particularly in light of the volatility that has taken place in other financial markets.

PORTFOLIO QUALITY
(as a percentage of 2/28/2001 portfolio assets)

EVERGREEN
South Carolina Municipal Bond Fund
Fund at a Glance as of February 28, 2001

Portfolio
Characteristics

Total Net Assets	$60,742,865

Average Credit Quality	AA

Effective Maturity	12.3 years

Average Duration	6.3 years

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 2/28/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2001 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 1/3/1994	Class A	Class B	Class Y
Class Inception Date	1/3/1994	1/3/1994	2/28/1994

6 month with sales charge	-0.08%	-0.47%	n/a

6 month w/o sales charge	4.92%	4.53%	5.05%

Average Annual Returns*

1 year with sales charge	5.86%	5.29%	n/a

1 year w/o sales charge	11.12%	10.29%	11.40%

5 years	4.56%	4.46%	5.84%

Since Portfolio Inception	4.59%	4.55%	5.56%

Maximum Sales Charge	4.75%	5.00%	n/a
	Front End	CDSC

30-day SEC yield	3.99%	3.41%	4.44%

Taxable Equivalent Yield**	6.61%	5.65%	7.35%

6-month income
distributions per share	$0.23	$0.19	$0.24

*   Adjusted for maximum applicable sales charge unless noted.
** Assumes a maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
South Carolina Municipal Bond Fund
Fund at a Glance as of February 28, 2001

For the six-month period ended February 28, 2001, Evergreen South Carolina Municipal Bond Fund’s Class A shares returned 4.92%. The fund’s return does not reflect the effects of a sales charge. This trailed the Lehman Brothers South Carolina Municipal Bond Index, which returned 5.25% for the same period. The Lehman Brothers Municipal Bond Index returned 5.19% for the same period. We attribute the modest lag in performance to a difference in performance goals. The fund seeks to maximize yield and income, as well as enhance price stability. In contrast, the Index emphasizes total return. Securities selected to maximize total return will tend to outperform income-oriented bonds in an environment of rapidly falling interest rates, such as the environment we experienced over the past six months. Conversely, securities selected for income and price stability typically outperform bonds geared toward total return when interest rates are rising or holding steady. Further, unlike a mutual fund, the Lehman Brothers Municipal Bond Index is not subject to expenses, which lower total return.

Municipal bond prices moved higher during the period, pushing yields lower, as slower economic growth fueled investor expectations of falling interest rates. In a highly unusual move, the Federal Reserve Board cut interest rates in-between their scheduled meetings, citing the economy’s deteriorating conditions. Municipal bonds rallied strongly from November 2000 through January 2001, with 30-year tax-exempt yields falling from 5.57% to 5.00% and 15-year municipal yields declining from 5.19% to 4.65%. Yields were steady to slightly lower for the remainder of the fiscal period. An ample supply of new bonds, combined with steady investor demand, also helped create a dynamic market environment.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2001 portfolio assets)

The fund’s longer-term strategies focused on maximizing yield and income, and reinforcing price stability. We sought “cushion bonds” to fill that strategy because, while they can be limited in supply, the higher coupons and prices of “cushion bonds” make them less sensitive to changes in interest rates. Our shorter-term strategies centered on taking advantage of the market’s rally. We reduced the fund’s cash position significantly, investing in high quality, highly liquid bonds with lower coupons, as well as non-callable bonds. These bonds were more sensitive to interest rate changes and generated considerable price appreciation when interest rates fell. We lightened-up on these holdings toward the end of the period—along with some industrial development bonds—when we believed the potential for further price appreciation was minimal.

EVERGREEN
South Carolina Municipal Bond Fund
Fund at a Glance as of February 28, 2001

Our outlook for South Carolina municipal bonds is optimistic. We think market conditions could remain similar to those that existed in late 2000 and early 2001—with the possibility of even slower economic growth if the stock market’s fluctuations dampen consumer confidence and consumer spending. We expect supply to remain steady, providing an ample selection of bonds. Additionally, we believe the tax-exempt sector offers attractive value. As of the end of the fund’s fiscal period, typical “AAA”-rated municipal bonds offered approximately 97% of the yield of its taxable counterpart, the 30-year U.S. Treasury bond—considerably more than the 85% to 88% municipal bonds have provided, historically. In our opinion, the combination of these factors bodes well for municipal bonds—and the potential for solid returns in the months ahead.

PORTFOLIO QUALITY
(as a percentage of 2/28/2001 portfolio assets)

EVERGREEN
Virginia Municipal Bond Fund
Fund at a Glance as of February 28, 2001

Portfolio
Characteristics

Total Net Assets	$170,270,135

Average Credit Quality	AA

Effective Maturity	13.4 years

Average Duration	6.1 years

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 2/28/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of February 28, 2001 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 7/2/1993	Class A	Class B	Class Y
Class Inception Date	7/2/1993	7/2/1993	2/28/1994

6 month with sales charge	-0.33%	-0.71%	n/a

6 month w/o sales charge	4.68%	4.29%	4.81%

Average Annual Returns*

1 year with sales charge	5.45%	4.88%	n/a

1 year w/o sales charge	10.70%	9.88%	10.97%

5 years	4.55%	4.46%	5.84%

Since Portfolio Inception	4.63%	4.56%	5.54%

Maximum Sales Charge	4.75%	5.00%	n/a
	Front End	CDSC

30-day SEC yield	4.16%	3.62%	4.62%

Taxable Equivalent Yield**	6.89%	5.99%	7.65%

6-month income
dividends per share	$0.23	$0.19	$0.24

*	Adjusted for maximum applicable sales charge unless noted
**	Assumes a maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Virginia Municipal Bond Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
Virginia Municipal Bond Fund
Fund at a Glance as of February 28, 2001

For the six-month period ended February 28, 2001, the Evergreen Virginia Municipal Bond Fund’s Class A shares returned 4.68%. The fund’s return does not reflect the effects of a sales charge. This trailed the 5.05% return produced by the Lehman Brothers Virginia Municipal Bond Index. The return for the Lehman Brothers Municipal Bond Index was 5.19% for the same period. We attribute the modest underper-formance to a difference in investment goals. The fund seeks to maximize income and yield, while reinforcing price stability. In contrast, the Lehman Brothers Municipal Bond Index’s objective is to maximize total return. Securities selected to maximize total return will tend to outperform income-oriented bonds in an environment of rapidly falling interest rates, such as the environment we experienced over the past six months. Conversely, securities selected for income and price stability typically outperform bonds geared toward total return when interest rates are rising or holding steady. Further, unlike a mutual fund, the Lehman Brothers Municipal Bond Index is not subject to expenses which lower total return.

Tax-exempt bond prices rose during the period. Yields fell on signs of slower economic growth, investor expectations of lower interest rates and an extraordinarily tight supply of Virginia municipal bonds. In response to the unexpectedly sharp pullback in the economy, the Federal Reserve Board cut interest rates in-between scheduled meetings—a highly unusual move. The tax-exempt sector rallied strongly between November 2000 and January 2001. The yield on 30-year municipal bonds fell from 5.57% to 5.00% and 15-year municipal bond yields declined from 5.19% to 4.65%, during the two-month span. Yields were steady to lower for the remainder of the fiscal period. A restricted supply of Virginia municipal bonds, combined with steady demand also created support for prices, but kept market activity light.

PORTFOLIO COMPOSITION
(as a percentage of 2/28/2001 portfolio assets)

We managed the fund using both long-term and short-term strategies. Our long-term strategies emphasized the fund's objective of maximizing yield and income, as well as enhancing price stability.We focused on “cushion bonds” to meet that goal. “Cushion bonds” have higher coupons and their prices are less sensitive to interest rate movement than other types of bonds. The supply of these bonds can be limited, however. For our short-term strategy, we selected high quality, very liquid bonds with lower coupons. Those bonds were more sensitive to interest rate changes and generated attractive price appreciation when interest rates fell. We also took advantage of the market’s rally to reduce the fund’s exposure to certain health care, housing and industrial development bonds, selling the bonds at attractive prices when we believed their potential for further appreciation was minimal. As of February 28, 2001, the fund’s average quality was “AA”.

EVERGREEN
Virginia Municipal Bond Fund
Fund at a Glance as of February 28, 2001

We are optimistic, heading forward. We expect market conditions to be similar to those of late 2000 and early 2001—and see the possibility of the economy slowing even further if the stock market’s gyrations dampen consumer confidence and cause consumers to spend more cautiously. Also, the calendar for new Virginia municipal bonds is still light, which should lend support to prices. Further, in our opinion, the tax-exempt sector offers attractive relative value. As of the end of the fiscal period, typical “AAA”-rated 30-year municipal bonds provided approximately 97% of the yield of their taxable counterpart, the 30-year U.S. Treasury bond. Historically, 30-year tax-exempt bonds have yielded only 85% - 88% of the so-called “long bond.” We think the combination of these factors bodes well for municipal bonds - and we anticipate the potential for solid returns in the months ahead.

PORTFOLIO QUALITY
(as a percentage of 2/28/2001 portfolio assets)

EVERGREEN
Florida High Income Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999 ††	1998	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$ 10.24	$ 10.68	$ 11.26	$ 10.89	$ 10.42	$ 10.40

Income from investment operations

Net investment income	0.30	0.59	0.57	0.58	0.62	0.63

Net realized and unrealized gains or losses on securities	0.09	(0.44)	(0.58)	0.37	0.47	0.02

Total from investment operations	0.39	0.15	(0.01)	0.95	1.09	0.65

Less distributions to shareholders from

Net investment income	(0.30)	(0.59)	(0.57)	(0.58)	(0.62)	(0.63)

Net realized gains	0	0	0	0	0	0

Total distributions to shareholders	(0.30)	(0.59)	(0.57)	(0.58)	(0.62)	(0.63)

Net asset value, end of period	$ 10.33	$ 10.24	$ 10.68	$ 11.26	$ 10.89	$ 10.42

Total return*	3.84%	1.57%	(0.16%)	8.94%	10.77%	6.42%

Ratios and supplemental data

Net assets, end of period (thousands)	$211,683	$212,410	$269,616	$279,079	$119,942	$76,267

Ratios to average net assets
Expenses‡	0.87%†	0.87%	0.86%	0.89%	0.88%	0.85%

Net investment income	5.86%†	5.73%	5.10%	5.15%	5.86%	6.02%

Portfolio turnover rate	12%	39%	29%	70%	32%	42%

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999 ††	1998	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$ 10.24	$ 10.68	$ 11.26	$ 10.89	$ 10.42	$ 10.40

Income from investment operations

Net investment income	0.26	0.51	0.48	0.50	0.54	0.55

Net realized and unrealized gains or losses on securities	0.09	(0.44)	(0.58)	0.37	0.47	0.02

Total from investment operations	0.35	0.07	(0.10)	0.87	1.01	0.57

Less distributions to shareholders from

Net investment income	(0.26)	(0.51)	(0.48)	(0.50)	(0.54)	(0.55)

Net realized gains	0	0	0	0	0	0

Total distributions to shareholders	(0.26)	(0.51)	(0.48)	(0.50)	(0.54)	(0.55)

Net asset value, end of period	$ 10.33	$ 10.24	$ 10.68	$ 11.26	$ 10.89	$ 10.42

Total return*	3.46%	0.81%	(0.91%)	8.13%	9.95%	5.63%

Ratios and supplemental data

Net assets, end of period (thousands)	$115,329	$115,352	$130,259	$103,309	$ 63,475	$19,219

Ratios to average net assets
Expenses‡	1.63%†	1.62%	1.61%	1.64%	1.63%	1.59%

Net investment income	5.14%†	4.99%	4.34%	4.46%	5.09%	5.27%

Portfolio turnover rate	12%	39%	29%	70%	32%	42%

*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.
††	Net realized gains distributions are less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
Florida High Income Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999 ††	1998 (a)

CLASS C SHARES

Net asset value, beginning of period	$ 10.24	$10.68	$11.26	$11.11

Income from investment operations

Net investment income	0.26	0.51	0.48	0.24

Net realized and unrealized gains or losses on securities	0.09	(0.44)	(0.58)	0.15

Total from investment operations	0.35	0.07	(0.10)	0.39

Less distributions to shareholders from

Net investment income	(0.26)	(0.51)	(0.48)	(0.24)

Net realized gains	0	0	0	0

Total distributions to shareholders	(0.26)	(0.51)	(0.48)	(0.24)

Net asset value, end of period	$ 10.33	$10.24	$10.68	$11.26

Total return*	3.46%	0.81%	(0.91%)	3.50%

Ratios and supplemental data

Net assets, end of period (thousands)	$11,558	$9,310	$6,749	$1,098

Ratios to average net assets
Expenses‡	1.62%†	1.62%	1.61%	1.65%†

Net investment income	5.11%†	4.98%	4.31%	4.21%†

Portfolio turnover rate	12%	39%	29%	70%

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999 ††	1998	1997	1996 (b)

CLASS Y SHARES

Net asset value, beginning of period	$ 10.24	$ 10.68	$ 11.26	$ 10.89	$10.42	$10.48

Income from investment operations

Net investment income	0.31	0.62	0.60	0.61	0.65	0.63

Net realized and unrealized gains or losses on securities	0.09	(0.44)	(0.58)	0.37	0.47	(0.06)

Total from investment operations	0.40	0.18	0.02	0.98	1.12	0.57

Less distributions to shareholders from

Net investment income	(0.31)	(0.62)	(0.60)	(0.61)	(0.65)	(0.63)

Net realized gains	0	0	0	0	0	0

Total distributions to shareholders	(0.31)	(0.62)	(0.60)	(0.61)	(0.65)	(0.63)

Net asset value, end of period	$ 10.33	$ 10.24	$ 10.68	$ 11.26	$10.89	$10.42

Total return	3.97%	1.83%	0.09%	9.22%	11.04%	5.54%

Ratios and supplemental data

Net assets, end of period (thousands)	$83,945	$66,120	$53,624	$29,152	$6,326	$1,970

Ratios to average net assets
Expenses‡	0.63%†	0.62%	0.62%	0.65%	0.63%	0.59%†

Net investment income	6.14%†	6.01%	5.38%	5.47%	6.08%	6.27%†

Portfolio turnover rate	12%	39%	29%	70%	32%	42%

(a)	For the period from March 6, 1998 (commencement of class operations) to August 31, 1998.

(b)	For the period from September 20, 1995 (commencement of class operations) to August 31, 1996.

*	Excluding applicable sales charges.

‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

†	Annualized.

††	Net realized gains distributions are less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
Florida Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$ 9.24	$ 9.36	$ 10.15	$ 9.98	$ 9.70	$ 9.74

Income from investment operations

Net investment income	0.23	0.47	0.46	0.48	0.51	0.54

Net realized and unrealized gains or losses on securities	0.17	(0.09)	(0.56)	0.38	0.35	(0.04)

Total from investment operations	0.40	0.38	(0.10)	0.86	0.86	0.50

Less distributions to shareholders from

Net investment income	(0.23)	(0.47)	(0.46)	(0.48)	(0.52)	(0.54)

Net realized gains	0	(0.03)	(0.23)	(0.21)	(0.06)	0

Total distributions to shareholders	(0.23)	(0.50)	(0.69)	(0.69)	(0.58)	(0.54)

Net asset value, end of period	$ 9.41	$ 9.24	$ 9.36	$ 10.15	$ 9.98	$ 9.70

Total return *	4.44%	4.22%	(1.07%)	8.96%	9.06%	5.15%

Ratios and supplemental data

Net assets, end of period (thousands)	$116,869	$114,159	$137,101	$164,255	$105,673	$115,723

Ratios to average net assets
Expenses‡	0.44%†	0.42%	0.34%	0.46%	0.74%	0.63%

Net investment income	5.11%†	5.08%	4.71%	4.79%	5.22%	5.46%

Portfolio turnover rate	6%	48%	57%	64%	41%	30%

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$ 9.24	$ 9.36	$ 10.15	$ 9.98	$ 9.70	$ 9.74

Income from investment operations

Net investment income	0.19	0.38	0.37	0.38	0.42	0.44

Net realized and unrealized gains or losses on securities	0.17	(0.09)	(0.56)	0.39	0.35	(0.04)

Total from investment operations	0.36	0.29	(0.19)	0.77	0.77	0.40

Less distributions to shareholders from

Net investment income	(0.19)	(0.38)	(0.37)	(0.39)	(0.43)	(0.44)

Net realized gains	0	(0.03)	(0.23)	(0.21)	(0.06)	0

Total distributions to shareholders	(0.19)	(0.41)	(0.60)	(0.60)	(0.49)	(0.44)

Net asset value, end of period	$ 9.41	$ 9.24	$ 9.36	$ 10.15	$ 9.98	$ 9.70

Total return *	3.98%	3.28%	(1.97%)	7.97%	8.06%	4.17%

Ratios and supplemental data

Net assets, end of period (thousands)	$42,138	$46,522	$59,783	$66,142	$31,281	$28,849

Ratios to average net assets
Expenses‡	1.34%†	1.33%	1.26%	1.36%	1.66%	1.56%

Net investment income	4.23%†	4.17%	3.79%	3.88%	4.29%	4.52%

Portfolio turnover rate	6%	48%	57%	64%	41%	30%

*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Florida Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998 (a)

CLASS C SHARES

Net asset value, beginning of period	$ 9.24	$ 9.36	$10.15	$10.06

Income from investment operations

Net investment income	0.19	0.38	0.37	0.23

Net realized and unrealized gains or losses on securities	0.17	(0.09)	(0.56)	0.09

Total from investment operations	0.36	0.29	(0.19)	0.32

Less distributions to shareholders from

Net investment income	(0.19)	(0.38)	(0.37)	0

Net realized gains	0	(0.03)	(0.23)	(0.23)

Total distributions to shareholders	(0.19)	(0.41)	(0.60)	(0.23)

Net asset value, end of period	$ 9.41	$ 9.24	$ 9.36	$10.15

Total return*	3.98%	3.28%	(1.97% )	3.25%

Ratios and supplemental data

Net assets, end of period (thousands)	$5,906	$6,594	$9,111	$8,963

Ratios to average net assets
Expenses‡	1.33%†	1.33%	1.26%	1.29%†

Net investment income	4.22%†	4.17%	3.79%	3.86%†

Portfolio turnover rate	6%	48%	57%	64%

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS Y SHARES

Net asset value, beginning of period	$ 9.24	$ 9.36	$ 10.15	$ 9.98	$ 9.70	$ 9.74

Income from investment operations

Net investment income	0.24	0.47	0.47	0.48	0.52	0.53

Net realized and unrealized gains or losses on securities	0.17	(0.09)	(0.56)	0.39	0.35	(0.03)

Total from investment operations	0.41	0.38	(0.09)	0.87	0.87	0.50

Less distributions to shareholders from

Net investment income	(0.24)	(0.47)	(0.47)	(0.49)	(0.53)	(0.54)

Net realized gains	0	(0.03)	(0.23)	(0.21)	(0.06)	0

Total distributions to shareholders	(0.24)	(0.50)	(0.70)	(0.70)	(0.59)	(0.54)

Net asset value, end of period	$ 9.41	$ 9.24	$ 9.36	$ 10.15	$ 9.98	$ 9.70

Total return	4.49%	4.32%	(0.99%)	9.05%	9.14%	5.22%

Ratios and supplemental data

Net assets, end of period (thousands)	$345,456	$364,159	$407,474	$418,847	$24,850	$12,259

Ratios to average net assets
Expenses‡	0.33%†	0.33%	0.26%	0.33%	0.67%	0.57%

Net investment income	5.22%†	5.17%	4.79%	4.85%	5.27%	5.55%

Portfolio turnover rate	6%	48%	57%	64%	41%	30%

(a)	For the period from January 26, 1998 (commencement of class operations) to August 31, 1998.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Georgia Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$ 9.75	$ 9.78	$10.35	$ 9.90	$ 9.57	$ 9.47

Income from investment operations

Net investment income	0.24	0.49	0.49	0.49	0.49	0.48

Net realized and unrealized gains or losses on securities	0.21	(0.03)	(0.53)	0.45	0.33	0.10

Total from investment operations	0.45	0.46	(0.04)	0.94	0.82	0.58

Less distributions to shareholders from

Net investment income	(0.24)	(0.49)	(0.49)	(0.49)	(0.49)	(0.48)

Net realized gains	0	0	(0.04)	0	0	0

Total distributions to shareholders	(0.24)	(0.49)	(0.53)	(0.49)	(0.49)	(0.48)

Net asset value, end of period	$ 9.96	$ 9.75	$ 9.78	$10.35	$ 9.90	$ 9.57

Total return*	4.67%	4.92%	(0.50%)	9.67%	8.73%	6.22%

Ratios and supplemental data

Net assets, end of period (thousands)	$9,048	$7,055	$4,358	$3,932	$2,201	$1,954

Ratios to average net assets
Expenses‡	0.77%†	0.67%	0.51%	0.57%	0.94%	0.88%

Net investment income	4.94%†	5.10%	4.76%	4.81%	5.00%	4.96%

Portfolio turnover rate	21%	41%	34%	50%	32%	21%

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$ 9.75	$ 9.78	$ 10.35	$ 9.90	$ 9.57	$ 9.47

Income from investment operations

Net investment income	0.20	0.42	0.41	0.41	0.41	0.41

Net realized and unrealized gains or losses on securities	0.21	(0.03)	(0.53)	0.45	0.33	0.10

Total from investment operations	0.41	0.39	(0.12)	0.86	0.74	0.51

Less distributions to shareholders from

Net investment income	(0.20)	(0.42)	(0.41)	(0.41)	(0.41)	(0.41)

Net realized gains	0	0	(0.04)	0	0	0

Total distributions to shareholders	(0.20)	(0.42)	(0.45)	(0.41)	(0.41)	(0.41)

Net asset value, end of period	$ 9.96	$ 9.75	$ 9.78	$ 10.35	$ 9.90	$ 9.57

Total return*	4.28%	4.14%	(1.24%)	8.86%	7.93%	5.44%

Ratios and supplemental data

Net assets, end of period (thousands)	$13,589	$12,796	$14,244	$12,559	$10,870	$9,271

Ratios to average net assets
Expenses‡	1.52%†	1.40%	1.26%	1.34%	1.69%	1.63%

Net investment income	4.19%†	4.34%	4.01%	4.06%	4.25%	4.21%

Portfolio turnover rate	21%	41%	34%	50%	32%	21%

*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Georgia Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS Y SHARES

Net asset value, beginning of period	$ 9.75	$ 9.78	$ 10.35	$ 9.90	$ 9.57	$ 9.47

Income from investment operations

Net investment income	0.25	0.51	0.51	0.51	0.51	0.50

Net realized and unrealized gains or losses on securities	0.21	(0.03)	(0.53)	0.45	0.33	0.10

Total from investment operations	0.46	0.48	(0.02)	0.96	0.84	0.60

Less distributions to shareholders from

Net investment income	(0.25)	(0.51)	(0.51)	(0.51)	(0.51)	(0.50)

Net realized gains	0	0	(0.04)	0	0	0

Total distributions to shareholders	(0.25)	(0.51)	(0.55)	(0.51)	(0.51)	(0.50)

Net asset value, end of period	$ 9.96	$ 9.75	$ 9.78	$ 10.35	$ 9.90	$ 9.57

Total return	4.80%	5.18%	(0.25%)	9.94%	9.00%	6.48%

Ratios and supplemental data

Net assets, end of period (thousands)	$63,375	$63,689	$71,992	$67,630	$1,180	$1,620

Ratios to average net assets
Expenses‡	0.52%†	0.40%	0.26%	0.24%	0.69%	0.63%

Net investment income	5.20%†	5.34%	5.02%	5.09%	5.25%	5.21%

Portfolio turnover rate	21%	41%	34%	50%	32%	21%

‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Maryland Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,			Year Ended September 30,
		2000	1999	1998 (a) (b)	1997 (a)	1996 (a)	1995 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 10.57	$ 10.58	$ 11.16	$ 10.91	$ 10.56	$ 10.69	$ 10.17

Income from investment operations

Net investment income	0.25	0.49	0.47	0.36	0.37	0.38	0.40

Net realized and unrealized gains or losses on securities	0.25	(0.01)	(0.49)	0.25	0.35	(0.13)	0.54

Total from investment operations	0.50	0.48	(0.02)	0.61	0.72	0.25	0.94

Less distributions to shareholders from

Net investment income	(0.25)	(0.49)	(0.47)	(0.36)	(0.37)	(0.38)	(0.40)

Net realized gains	0	0	(0.09)	0	0	0	(0.02)

Total distributions to shareholders	(0.25)	(0.49)	(0.56)	(0.36)	(0.37)	(0.38)	(0.42)

Net asset value, end of period	$ 10.82	$ 10.57	$ 10.58	$ 11.16	$ 10.91	$ 10.56	$ 10.69

Total return*	4.77%	4.74%	(0.29%)	5.70%	6.92%	2.36%	9.81%

Ratios and supplemental data

Net assets, end of period (thousands)	$21,696	$21,419	$23,114	$24,754	$27,786	$31,284	$32,172

Ratios to average net assets
Expenses‡	0.82%†	0.81%	0.79%	1.52%†	1.69%	1.43%	1.24%

Net investment income	4.68%†	4.73%	4.27%	3.56%†	3.45%	3.57%	4.24%

Portfolio turnover rate	6%	45%	40%	37%	13%	138%	21%

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998 (c)

CLASS B SHARES

Net asset value, beginning of period	$10.57	$10.58	$11.16	$10.99

Income from investment operations

Net investment income	0.21	0.41	0.39	0.16

Net realized and unrealized gains or losses on securities	0.25	(0.01)	(0.49)	0.17

Total from investment operations	0.46	0.40	(0.10)	0.33

Less distributions to shareholders from

Net investment income	(0.21)	(0.41)	(0.39)	(0.16)

Net realized gains	0	0	(0.09)	0

Total distributions to shareholders	(0.21)	(0.41)	(0.48)	(0.16)

Net asset value, end of period	$10.82	$10.57	$10.58	$11.16

Total return*	4.38%	3.96%	(1.04%)	2.99%

Ratios and supplemental data

Net assets, end of period (thousands)	$4,260	$3,489	$3,440	$ 990

Ratios to average net assets
Expenses‡	1.57%†	1.56%	1.55%	1.49%†

Net investment income	3.93%†	3.98%	3.49%	3.41%†

Portfolio turnover rate	6%	45%	40%	37%

(a)
On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these financial highlights.

(b)	For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
(c)	For the period from March 27, 1998 (commencement of class operations) to August 31, 1998.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Maryland Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999 (a)

CLASS C SHARES

Net asset value, beginning of period	$10.57	$10.58	$11.11

Income from investment operations

Net investment income	0.21	0.41	0.26

Net realized and unrealized gains or losses on securities	0.25	(0.01)	(0.53)

Total from investment operations	0.46	0.40	(0.27)

Less distributions to shareholders from

Net investment income	(0.21)	(0.41)	(0.26)

Net realized gains	0	0	0

Total distributions to shareholders	(0.21)	(0.41)	(0.26)

Net asset value, end of period	$10.82	$10.57	$10.58

Total return*	4.38%	3.96%	(2.48%)

Ratios and supplemental data

Net assets, end of period (thousands)	$ 335	$ 56	$ 30

Ratios to average net assets
Expenses‡	1.58%†	1.56%	1.55%†

Net investment income	3.93%†	4.00%	3.51%†

Portfolio turnover rate	6%	45%	40%

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,			Year Ended September 30,
		2000	1999	1998 (b) (c)	1997 (c)	1996 (c)	1995 (c)

CLASS Y SHARES

Net asset value, beginning of period	$ 10.57	$ 10.58	$ 11.16	$10.91	$10.56	$10.69	$10.17

Income from investment operations

Net investment income	0.26	0.52	0.50	0.39	0.40	0.41	0.42

Net realized and unrealized gains or losses on securities	0.25	(0.01)	(0.49)	0.25	0.35	(0.13)	0.54

Total from investment operations	0.51	0.51	0.01	0.64	0.75	0.28	0.96

Less distributions to shareholders from

Net investment income	(0.26)	(0.52)	(0.50)	(0.39)	(0.40)	(0.41)	(0.42)

Net realized gains	0	0	(0.09)	0	0	0	(0.02)

Total distributions to shareholders	(0.26)	(0.52)	(0.59)	(0.39)	(0.40)	(0.41)	(0.44)

Net asset value, end of period	$ 10.82	$ 10.57	$ 10.58	$11.16	$10.91	$10.56	$10.69

Total return	4.89%	5.00%	(0.04%)	5.94%	7.19%	2.61%	10.09%

Ratios and supplemental data

Net assets, end of period (thousands)	$22,139	$18,565	$13,190	$5,229	$5,683	$8,889	$9,447

Ratios to average net assets
Expenses‡	0.57%†	0.56%	0.55%	1.25%†	1.44%	1.18%	0.99%

Net investment income	4.93%†	4.99%	4.55%	3.83%†	3.70%	3.82%	4.49%

Portfolio turnover rate	6%	45%	40%	37%	13%	138%	21%

(a)	For the period from December 23, 1998 (commencement of class operations) to August 31, 1999.
(b)	For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
(c)
On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these financial highlights.

*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
North Carolina Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$ 10.00	$ 10.19	$ 10.84	$ 10.37	$ 9.98	$ 9.95

Income from investment operations

Net investment income	0.25	0.50	0.50	0.51	0.49	0.49

Net realized and unrealized gains or losses on securities	0.21	(0.13)	(0.59)	0.47	0.40	0.02

Total from investment operations	0.46	0.37	(0.09)	0.98	0.89	0.51

Less distributions to shareholders from

Net investment income	(0.25)	(0.50)	(0.50)	(0.51)	(0.50)	(0.48)

Net realized gains	0	(0.06)	(0.06)	0	0	0

Total distributions to shareholders	(0.25)	(0.56)	(0.56)	(0.51)	(0.50)	(0.48)

Net asset value, end of period	$ 10.21	$ 10.00	$ 10.19	$ 10.84	$ 10.37	$ 9.98

Total return*	4.67%	3.87%	(0.92%)	9.66%	9.11%	5.21%

Ratios and supplemental data

Net assets, end of period (thousands)	$29,102	$22,859	$17,990	$15,768	$ 8,115	$ 7,989

Ratios to average net assets
Expenses‡	0.58%†	0.56%	0.49%	0.56%	1.11%	1.08%

Net investment income	5.06%†	5.05%	4.72%	4.81%	4.77%	4.81%

Portfolio turnover rate	8%	25%	41%	53%	50%	86%

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$ 10.00	$ 10.19	$ 10.84	$ 10.37	$ 9.98	$ 9.95

Income from investment operations

Net investment income	0.21	0.42	0.42	0.43	0.41	0.42

Net realized and unrealized gains or losses on securities	0.21	(0.12)	(0.59)	0.47	0.40	0.02

Total from investment operations	0.42	0.30	(0.17)	0.90	0.81	0.44

Less distributions to shareholders from

Net investment income	(0.21)	(0.43)	(0.42)	(0.43)	(0.42)	(0.41)

Net realized gains	0	(0.06)	(0.06)	0	0	0

Total distributions to shareholders	(0.21)	(0.49)	(0.48)	(0.43)	(0.42)	(0.41)

Net asset value, end of period	$ 10.21	$ 10.00	$ 10.19	$ 10.84	$ 10.37	$ 9.98

Total return*	4.28%	3.10%	(1.66%)	8.85%	8.30%	4.42%

Ratios and supplemental data

Net assets, end of period (thousands)	$31,495	$35,847	$46,042	$49,320	$48,198	$49,382

Ratios to average net assets
Expenses‡	1.32%†	1.31%	1.23%	1.33%	1.86%	1.83%

Net investment income	4.28%†	4.29%	3.96%	4.07%	4.02%	4.06%

Portfolio turnover rate	8%	25%	41%	53%	50%	86%

*	Excluding applicable sales charges.

‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
North Carolina Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS Y SHARES

Net asset value, beginning of period	$ 10.00	$ 10.19	$ 10.84	$ 10.37	$ 9.98	$ 9.95

Income from investment operations

Net investment income	0.26	0.52	0.52	0.54	0.51	0.51

Net realized and unrealized gains or losses on securities	0.21	(0.12)	(0.58)	0.47	0.41	0.03

Total from investment operations	0.47	0.40	(0.06)	1.01	0.92	0.54

Less distributions to shareholders from

Net investment income	(0.26)	(0.53)	(0.53)	(0.54)	(0.53)	(0.51)

Net realized gains	0	(0.06)	(0.06)	0	0	0

Total distributions to shareholders	(0.26)	(0.59)	(0.59)	(0.54)	(0.53)	(0.51)

Net asset value, end of period	$ 10.21	$ 10.00	$ 10.19	$ 10.84	$10.37	$ 9.98

Total return	4.80%	4.14%	(0.68%)	9.93%	9.39%	5.47%

Ratios and supplemental data

Net assets, end of period (thousands)	$209,229	$217,202	$247,475	$256,231	$4,042	$3,771

Ratios to average net assets
Expenses‡	0.32%†	0.31%	0.23%	0.20%	0.86%	0.84%

Net investment income	5.29%†	5.29%	4.96%	5.04%	5.02%	5.05%

Portfolio turnover rate	8%	25%	41%	53%	50%	86%

†	Annualized.

‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

See Combined Notes to Financial Statements.

EVERGREEN
South Carolina Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$ 9.79	$ 9.84	$10.44	$10.08	$ 9.69	$9.59

Income from investment operations

Net investment income	0.23	0.46	0.46	0.46	0.48	0.49

Net realized and unrealized gains or losses on securities	0.25	0.02	(0.50)	0.39	0.40	0.10

Total from investment operations	0.48	0.48	(0.04)	0.85	0.88	0.59

Less distributions to shareholders from

Net investment income	(0.23)	(0.46)	(0.46)	(0.46)	(0.48)	(0.49)

Net realized gains	0	(0.07)	(0.10)	(0.03)	(0.01)	0

Total distributions to shareholders	(0.23)	(0.53)	(0.56)	(0.49)	(0.49)	(0.49)

Net asset value, end of period	$10.04	$ 9.79	$ 9.84	$10.44	$10.08	$9.69

Total return*	4.92%	5.16%	(0.56%)	8.60%	9.33%	6.23%

Ratios and supplemental data

Net assets, end of period (thousands)	$2,540	$1,937	$2,324	$1,744	$1,025	$841

Ratios to average net assets
Expenses‡	0.89%†	0.79%	0.70%	0.77%	0.98%	0.86%

Net investment income	4.63%†	4.81%	4.43%	4.56%	4.87%	4.98%

Portfolio turnover rate	9%	55%	35%	31%	62%	37%

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$ 9.79	$ 9.84	$10.44	$10.08	$ 9.69	$ 9.59

Income from investment operations

Net investment income	0.19	0.39	0.38	0.38	0.41	0.41

Net realized and unrealized gains or losses on securities	0.25	0.02	(0.50)	0.39	0.40	0.10

Total from investment operations	0.44	0.41	(0.12)	0.77	0.81	0.51

Less distributions to shareholders from

Net investment income	(0.19)	(0.39)	(0.38)	(0.38)	(0.41)	(0.41)

Net realized gains	0	(0.07)	(0.10)	(0.03)	(0.01)	0

Total distributions to shareholders	(0.19)	(0.46)	(0.48)	(0.41)	(0.42)	(0.41)

Net asset value, end of period	$10.04	$ 9.79	$ 9.84	$10.44	$10.08	$ 9.69

Total return*	4.53%	4.38%	(1.30%)	7.79%	8.52%	5.43%

Ratios and supplemental data

Net assets, end of period (thousands)	$4,621	$4,627	$5,393	$4,542	$4,734	$4,282

Ratios to average net assets
Expenses‡	1.63%†	1.53%	1.45%	1.53%	1.73%	1.61%

Net investment income	3.89%†	4.04%	3.68%	3.76%	4.13%	4.23%

Portfolio turnover rate	9%	55%	35%	31%	62%	37%

*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
South Carolina Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS Y SHARES

Net asset value, beginning of period	$ 9.79	$ 9.84	$ 10.44	$ 10.08	$ 9.69	$ 9.59

Income from investment operations

Net investment income	0.24	0.49	0.48	0.48	0.51	0.51

Net realized and unrealized gains or losses on securities	0.25	0.02	(0.50)	0.40	0.40	0.10

Total from investment operations	0.49	0.51	(0.02)	0.88	0.91	0.61

Less distributions to shareholders from

Net investment income	(0.24)	(0.49)	(0.48)	(0.49)	(0.51)	(0.51)

Net realized gains	0	(0.07)	(0.10)	(0.03)	(0.01)	0

Total distributions to shareholders	(0.24)	(0.56)	(0.58)	(0.52)	(0.52)	(0.51)

Net asset value, end of period	$ 10.04	$ 9.79	$ 9.84	$ 10.44	$10.08	$ 9.69

Total return	5.05%	5.42%	(0.31%)	8.87%	9.60%	6.49%

Ratios and supplemental data

Net assets, end of period (thousands)	$53,581	$54,231	$61,314	$66,303	$7,012	$4,555

Ratios to average net assets
Expenses‡	0.63%†	0.54%	0.45%	0.46%	0.73%	0.62%

Net investment income	4.88%†	5.04%	4.69%	4.71%	5.12%	5.22%

Portfolio turnover rate	9%	55%	35%	31%	62%	37%

‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Virginia Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$ 9.95	$ 9.93	$ 10.46	$ 10.05	$ 9.68	$ 9.67

Income from investment operations

Net investment income	0.23	0.47	0.49	0.48	0.50	0.48

Net realized and unrealized gains or losses on securities	0.23	0.05	(0.45)	0.42	0.37	0.01

Total from investment operations	0.46	0.52	0.04	0.90	0.87	0.49

Less distributions to shareholders from

Net investment income	(0.23)	(0.48)	(0.49)	(0.49)	(0.50)	(0.48)

Net realized gains	0	(0.02)	(0.08)	0	0	0

Total distributions to shareholders	(0.23)	(0.50)	(0.57)	(0.49)	(0.50)	(0.48)

Net asset value, end of period	$ 10.18	$ 9.95	$ 9.93	$ 10.46	$10.05	$ 9.68

Total return*	4.68%	5.42%	0.23%	9.12%	9.05%	5.12%

Ratios and supplemental data

Net assets, end of period (thousands)	$51,718	$45,759	$50,341	$54,298	$2,934	$2,892

Ratios to average net assets
Expenses‡	0.89%†	0.74%	0.51%	0.50%	1.03%	0.93%

Net investment income	4.69%†	4.87%	4.70%	4.71%	4.95%	4.83%

Portfolio turnover rate	11%	52%	31%	46%	72%	68%

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999	1998	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$ 9.95	$ 9.93	$ 10.46	$10.05	$ 9.68	$ 9.67

Income from investment operations

Net investment income	0.19	0.40	0.41	0.41	0.41	0.41

Net realized and unrealized gains or losses on securities	0.23	0.04	(0.45)	0.41	0.37	0.01

Total from investment operations	0.42	0.44	(0.04)	0.82	0.78	0.42

Less distributions to shareholders from

Net investment income	(0.19)	(0.40)	(0.41)	(0.41)	(0.41)	(0.41)

Net realized gains	0	(0.02)	(0.08)	0	0	0

Total distributions to shareholders	(0.19)	(0.42)	(0.49)	(0.41)	(0.41)	(0.41)

Net asset value, end of period	$ 10.18	$ 9.95	$ 9.93	$10.46	$10.05	$ 9.68

Total return*	4.29%	4.63%	(0.52%)	8.31%	8.24%	4.34%

Ratios and supplemental data

Net assets, end of period (thousands)	$15,259	$15,119	$15,403	$8,935	$6,695	$5,963

Ratios to average net assets
Expenses‡	1.64%†	1.49%	1.26%	1.35%	1.79%	1.68%

Net investment income	3.93%†	4.11%	3.93%	3.99%	4.21%	4.09%

Portfolio turnover rate	11%	52%	31%	46%	72%	68%

*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Virginia Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended February 28, 2001 (Unaudited)	Year Ended August 31,
		2000	1999 #	1998	1997	1996

CLASS Y SHARES

Net asset value, beginning of period	$ 9.95	$ 9.93	$ 10.46	$ 10.05	$ 9.68	$ 9.67

Income from investment operations

Net investment income	0.24	0.50	0.51	0.51	0.51	0.50

Net realized and unrealized gains or losses on securities	0.23	0.04	(0.45)	0.41	0.37	0.01

Total from investment operations	0.47	0.54	0.06	0.92	0.88	0.51

Less distributions to shareholders from

Net investment income	(0.24)	(0.50)	(0.51)	(0.51)	(0.51)	(0.50)

Net realized gains	0	(0.02)	(0.08)	0	0	0

Total distributions to shareholders	(0.24)	(0.52)	(0.59)	(0.51)	(0.51)	(0.50)

Net asset value, end of period	$ 10.18	$ 9.95	$ 9.93	$ 10.46	$10.05	$ 9.68

Total return	4.81%	5.68%	0.48%	9.39%	9.32%	5.38%

Ratios and supplemental data

Net assets, end of period (thousands)	$103,293	$108,222	$115,720	$105,931	$6,195	$4,266

Ratios to average net assets
Expenses‡	0.64%†	0.49%	0.26%	0.25%	0.79%	0.70%

Net investment income	4.93%†	5.12%	4.95%	4.98%	5.27%	5.05%

Portfolio turnover rate	11%	52%	31%	46%	72%	68%

#	Net investment income per share is based on average shares outstanding during the period.

‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 97.0%

Airlines – 0.1%
Hillsborough Cnty., FL Aviation Auth. RB, US Air Proj., Ser. 2, 8.60%, 01/15/2022	B	$ 600,000	$ 616,812

Airport – 0.4%
Cmnwlth. of Puerto Rico Port Auth. RB, American Airlines Proj., Ser. A, 6.25%, 06/01/2026	BBB-	1,475,000	1,507,140

Community Development District – 23.7%
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	NR	525,000	521,115
6.30%, 05/01/2019	NR	480,000	470,793
7.60%, 05/01/2018	NR	715,000	760,417
Bayside, FL CDD Capital Impt. RB:
Ser. A, 5.95%, 05/01/2008	NR	1,419,000	1,400,979
Ser. B, 6.05%, 05/01/2008	NR	1,080,000	1,063,271
Ser. B, 6.375%, 05/01/2018	NR	1,625,000	1,600,673
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	NR	1,480,000	1,436,533
Ser. A, 7.50%, 05/01/2019	NR	2,410,000	2,506,665
Ser. B, 6.00%, 05/01/2006	NR	1,185,000	1,153,112
Ser. B, 6.75%, 05/01/2004	NR	2,840,000	2,850,053
Championsgate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	NR	2,840,000	2,647,817
Ser. B, 5.70%, 05/01/2005	NR	3,030,000	2,954,129
Cory Lakes, FL CDD RB, 8.375%, 05/01/2017	NR	2,245,000	2,312,036
Covington Park, FL CDD RB, 7.00%, 05/01/2031	NR	4,000,000	4,039,800
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	NR	3,000,000	2,897,130
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	NR	1,390,000	1,458,763
Fleming Island Plantation, FL CDD Spl. Assmt. RB, Ser. A, 6.30%, 02/01/2005	NR	2,310,000	2,324,969
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	NR	3,735,000	3,787,850
Heritage Isles, FL CDD RB, Ser. A, 5.75%, 05/01/2005	NR	2,065,000	2,047,489
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	NR	2,600,000	2,410,122
Heritage Oak Park, FL CDD Spl. Assmt. RB:
Ser. A, 6.50%, 05/01/2020	NR	2,950,000	2,880,262
Ser. B, 6.00%, 05/01/2005	NR	4,580,000	4,461,149
Heritage Pines, FL CDD Capital Impt. RB:
Ser. A, 6.10%, 05/01/2020	NR	2,720,000	2,539,392
Ser. B, 5.50%, 05/01/2005	NR	5,240,000	5,111,987
Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit GO, Subser. B, 8.25%, 05/01/2011	NR	2,500,000	2,778,275
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	NR	3,200,000	3,222,816

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Community Development District – continued
Journeys End CDD Spl. Assmt. RB, 7.00%, 05/01/2031	NR	$ 2,300,000	$ 2,338,157
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	NR	2,295,000	2,448,536
Lakeside Plantation, FL CDD RB:
Ser. B, 6.625%, 05/01/2006	NR	1,580,000	1,580,142
Ser. B, 6.95%, 05/01/2031	NR	2,360,000	2,383,529
Lexington Oaks, FL CDD RB:
Ser. A, 6.125%, 05/01/2019	NR	1,020,000	956,740
Ser. B, 5.50%, 05/01/2005	NR	4,590,000	4,471,302
Meadow Point II, FL CDD, Capital Impt. RB, 7.75%, 05/01/2018	NR	1,190,000	1,243,217
Mediterra South, FL CDD, Ser. A, 6.95%, 05/01/2031	NR	3,000,000	3,056,580
Northern Palm Beach Cnty., FL Wtr. Ctl. Dist., Spl. Assmt. RB, 7.00%, 08/01/2015	NR	500,000	519,345
Northwood, FL CDD RB, 7.60%, 05/01/2017	NR	1,390,000	1,449,728
Overoaks, FL CDD Capital Impt. RB, 8.25%, 05/01/2017	NR	545,000	598,639
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	NR	5,000,000	5,136,350
Quantum, FL CDD Spl. Assmt. RB, 7.75%, 03/01/2014	NR	1,290,000	1,343,483
Remington, FL CDD RB, 6.95%, 05/01/2009	NR	2,200,000	2,196,986
River Ridge, FL CDD RB, 5.75%, 05/01/2008	NR	2,300,000	2,275,344
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	NR	1,350,000	1,430,797
7.50%, 05/01/2017	NR	1,635,000	1,710,145
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	NR	3,255,000	3,224,859

			100,001,476

Continuing Care Retirement Community – 12.1%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay Springs Vlg., 7.50%, 11/15/2012	NR	1,875,000	2,140,013
Escambia Cnty., FL Hlth. Facs. Auth. RB, Azalea Trace Inc.:
6.00%, 01/01/2015	NR	2,905,000	2,611,769
6.10%, 01/01/2019	NR	2,250,000	1,956,555
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Asstd. Living A, 7.00%, 07/01/2029	NR	3,360,000	3,155,880
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	NR	5,000,000	4,887,200
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%, 12/01/2007	NR	1,240,000	1,284,900
Homestead, FL IDA RB, Community Rehabilitation Providers Prog., Ser. A, 7.95%, 11/01/2018	NR	3,115,000	3,161,569
Jacksonville, FL Hlth. Facs. Auth. Indl. Dev. RB, Natl. Benevolent Assn., 8.00%, 12/01/2015	NR	500,000	536,160

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Continuing Care Retirement Community – continued
Jacksonville, FL Hlth. Facs. Auth. RB, Cypress Vlg. Proj., 7.00%, 12/01/2014	NR	$ 1,250,000	$ 1,255,113
Lee Cnty., FL IDA Hlth. Care Facs. RB, Shell Point Vlg. Proj., Ser. A, 5.75%, 11/15/2011	BBB-	1,015,000	990,356
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	NR	630,000	656,737
New Jersey EDA RB, Franciscan Oaks Proj., 5.75%, 10/01/2023	NR	1,000,000	807,120
Orange Cnty., FL Hlth. Facs. Auth. RB:
Lakeside Apts., Inc., 6.50%, 07/01/2013	BBB	1,040,000	1,012,409
Orlando Lutheran Tower:
8.40%, 07/01/2014	NR	395,000	423,317
8.75%, 07/01/2026	NR	370,000	399,145
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	BBB	2,750,000	2,620,007
JFK Med. Ctr. Inc. Proj., 5.10%, 10/01/2005	BBB	920,000	905,455
Waterford Proj.:
5.20%, 10/01/2006	BBB	965,000	946,588
5.30%, 10/01/2007	BBB	990,000	968,913
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine Vlg. Nursing Home:
7.00%, 10/01/2001	NR	100,000	99,885
7.25%, 10/01/2002	NR	200,000	200,662
8.00%, 10/01/2008	NR	1,100,000	1,129,920
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	NR	1,000,000	936,670
St. John’s Cnty., FL IDA RB:
Bayview Proj., Ser. A, 7.10%, 10/01/2026	NR	2,500,000	2,450,700
Glenmoor St. John’s Proj.:
Ser. A, 8.00%, 01/01/2020	NR	5,000,000	4,951,250
Ser. A, 8.00%, 01/01/2023	NR	6,000,000	5,919,840
Vicars Landing Proj., Ser. A, 6.75%, 02/15/2012	BBB-	2,510,000	2,458,671
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	NR	2,000,000	2,383,080

			51,249,884

Education – 3.8%
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	AA	3,685,000	3,800,562
Clearwater Christian College, 8.00%, 02/01/2011	NR	2,965,000	3,199,442
Eckerd College, 7.75%, 07/01/2014	NR	685,000	706,434

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Education – continued
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
Ser. A, 5.75%, 10/15/2029	NR	$ 2,000,000	$ 2,010,120
Ser. A, 6.125%, 10/15/2016	NR	1,025,000	1,078,741
Ser. A, 6.125%, 10/15/2026	NR	5,000,000	5,176,500

			15,971,799

General Obligation – Local – 1.0%
Marshall Creek, FL CDD Spl. Assmt. RB:
Ser. A, 7.65%, 05/01/2032	NR	2,000,000	2,053,680
Ser. B, 6.75%, 05/01/2007	NR	2,000,000	2,022,840

			4,076,520

Hospital – 3.2%
Cape Canaveral FL Hosp. Dist. RB, 5.25%, 01/01/2028	BBB	1,000,000	812,980
Cmnwlth. of Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Mennonite General Hosp. Proj., Ser. A, 6.50%, 07/01/2012	BBB-	970,000	934,547
Escambia Cnty., FL Hlth. Facs. Auth. RB, Baptist Hosp. Inc., Ser. B, 6.00%, 10/01/2014	BBB+	2,550,000	2,494,282
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	NR	3,940,000	3,643,988
Leesburg, FL Hosp. RRB, Leesburg Regl. Med. Ctr. Proj., Ser. A, 6.125%, 07/01/2018	A	3,110,000	3,199,599
St. John’s Cnty., FL IDA RB, Bayview Proj., Ser. A, 7.00%, 10/01/2012	NR	1,125,000	1,106,550
Tampa, FL Hosp. RB, 5.75%, 07/01/2019	A	1,500,000	1,486,455

			13,678,401

Housing – 21.8%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.35%, 07/01/2016	A+	750,000	792,960
Broward Cnty., FL HFA RB, Ser. A, 7.35%, 03/01/2023, (Insd. by GNMA)	AAA	655,000	668,310
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	A	4,820,000	4,883,142
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	NR	3,035,000	3,045,562
Florida HFA RB:
St. Cloud Vlg. Proj.:
8.00%, 02/01/2030	NR	1,395,000	1,385,528
Ser. D, 5.95%, 02/01/2030	AAA	4,905,000	5,048,177
Sunset Place, Ser. K-3, 6.50%, 10/01/2029	BBB	1,195,000	1,158,744
The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	BBB+	1,500,000	1,529,865
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.375%, 07/01/2040	NR	4,000,000	4,051,520

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Housing – continued
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A, 7.20%, 03/01/2027	NR	$ 2,010,000	$ 2,188,066
Ser. A Sub Ser. 2, 6.85%, 11/01/2001	NR	2,475,000	2,704,061
Ser. A, Sub. Ser. 2, 7.45%, 09/01/2027	AAA	1,780,000	1,993,155
Ser. A, Sub. Ser. 2, 7.50%, 09/01/2027	AAA	4,165,000	4,689,998
Leon Cnty., FL Ed’l. Facs. Auth. RB, Student Hsg., Ser. A, 8.25%, 05/01/2014, (Insd. by GNMA)	NR	2,535,000	2,656,426
Manatee Cnty., FL HFA MHRB, 7.45%, 05/01/2027	NR	2,250,000	2,469,262
Manatee Cnty., FL HFA SFHRB, Single Family Sub., Subser. 4, 6.875%, 11/01/2026	NR	2,775,000	3,102,533
Orange Cnty., FL HFA MHRB:
Brentwood Park Apts., Ser. G, 6.40%, 07/01/2032	NR	10,140,000	9,528,660
Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	NR	2,845,000	2,705,680
Palm West Apts. Proj., Ser. B, 6.50%, 03/01/2034	NR	2,900,000	2,679,397
Palms at Brentwood, Ser. K, 6.50%, 12/01/2034	NR	14,925,000	13,799,058
Orange Cnty., FL HFA SFHRB, Ser. B, 6.85%, 10/01/2027, (Insd. by GNMA/FNMA)	AAA	2,300,000	2,423,165
Palm Beach Cnty., FL HFA RB:
Daughters of Charity, Ser. A, 7.60%, 03/01/2023, (Insd. by GNMA)	NR	2,585,000	2,664,799
Waterford Proj., 5.50%, 10/01/2015	BBB	6,500,000	5,944,900
Palm Beach Cnty., FL HFA SFHRB, Ser. A, 6.50%, 10/01/2021, (Insd. by GNMA)	NR	1,330,000	1,412,327
Palm Beach Cnty., FL IDA RB, Geriatric Care Inc. Proj., 6.55%, 12/01/2016	A+	1,500,000	1,619,325
Pinellas Cnty., FL HFA SFHRB, Multi Cnty. Prog.:
6.00%, 09/01/2021	NR	2,220,000	2,322,076
6.10%, 09/01/2026	NR	1,250,000	1,308,312
Polk Cnty., FL HFA SFHRB, 7.00%, 09/01/2015	NR	145,000	147,126
Winter Haven, FL Hsg. Auth. MHRB, Abbey Lane Apts.:
Ser. C, 7.00%, 07/01/2012, (Insd. by FNMA)	NR	955,000	990,068
Ser. C, 7.00%, 07/01/2024, (Insd. by FNMA)	NR	2,000,000	2,073,440

			91,985,642

Industrial Development Revenue – 16.4%
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
6.40%, 09/01/2030	NR	4,200,000	4,236,036
6.90%, 08/01/2022	BBB+	2,000,000	2,077,040
Hernando Cnty., FL IDA RB, Crushed Stone Co., 8.50%, 12/01/2014	NR	3,610,000	3,873,241
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj.:
6.75%, 07/01/2029	NR	8,410,000	7,082,145
Ser. A, 6.50%, 07/01/2029	NR	3,000,000	2,554,380
Sr. Ser. A, 6.70%, 07/01/2021	NR	6,590,000	5,771,061

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Industrial Development Revenue – continued
Lake Cnty., FL Resource Recovery IDRB, NRG Recovery Group, Inc., Ser. 1993-A, 5.85%, 10/01/2009	BBB+	$ 3,200,000	$ 3,180,640
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A, 6.25%, 10/01/2017	NR	3,290,000	2,888,883
Ser. A, 6.375%, 10/01/2025	NR	6,575,000	5,651,541
Ser. B, 5.875%, 10/01/2027	NR	1,155,000	1,137,906
Shell Point Vlg. Proj., Ser. A, 5.50%, 11/15/2029	BBB-	2,200,000	1,817,024
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office Paper Sys., Inc. Proj., Ser. A, 7.50%, 09/01/2015	NR	4,555,000	4,359,591
Miami Dade Cnty., FL IDA RB, Spl. Facs. United Air Lines, Inc. Proj., 6.05%, 03/01/2035	NR	5,000,000	5,053,550
Mississippi Business Fin. Corp. RB, 5.80%, 03/01/2022	BB	10,750,000	8,376,077
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Ser. A, 7.00%, 05/01/2019	NR	300,000	306,903
Heron Bay Proj., 7.00%, 05/01/2019	NR	1,905,000	1,948,834
Parkland Isles Proj., Ser. B, 6.25%, 05/01/2005	NR	3,150,000	3,135,982
Wtr. Mgmt., Ser. A, 8.20%, 05/01/2024	NR	1,240,000	1,393,748
Ocean Hwy. & Port Auth., FL PCRB, Solid Wst., Jefferson Smurfit Corp., 6.50%, 11/01/2006	NR	2,605,000	2,532,920
St. Johns Cnty., FL IDRB, Vicars Landing PJ-B, 5.125%, 02/15/2017	BBB-	2,000,000	1,932,080

			69,309,582

Miscellaneous Revenue – 1.7%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention Ctr.:
Ser. B, 6.25%, 12/01/2016	BBB	1,000,000	1,066,890
Ser. B, 6.35%, 12/01/2022	BBB	500,000	528,760
Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange Proj.:
Ser. A, 5.50%, 05/01/2010	NR	1,000,000	954,170
Ser. A, 5.80%, 05/01/2026	NR	5,000,000	4,545,650

			7,095,470

Public Facilities – 3.7%
Heritage Harbor, FL RB, 7.75%, 05/01/2019	NR	2,930,000	2,909,783
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. A, 7.10%, 10/01/2023	NR	4,000,000	3,740,400
Stoneybrook, FL CDD Golf Course RB, 7.00%, 10/01/2022	NR	9,630,000	9,098,424

			15,748,607

EVERGREEN
Florida High Income Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Special Tax – 0.8%
Brevard Cnty., FL Tourist Dev. Tax RB, Marlin Spring, 6.875%, 03/01/2013	NR	$ 1,000,000	$ 1,003,450
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	2,500,000	2,459,675

			3,463,125

Transportation – 0.5%
Nevada Dept. Business & Industry RB, Las Vegas Monorail Proj., 7.375%, 01/01/2040	NR	2,000,000	1,953,500

Utility – 0.6%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	NR	1,525,000	1,528,294
7.375%, 10/01/2019	NR	1,080,000	1,124,442

			2,652,736

Water & Sewer – 7.2%
Maine Fin. Auth. Solid Wst. Disposal RB, Boise Cascade Corp. Proj., 7.90%, 06/01/2015	BB+	1,500,000	1,524,030
Maricopa Cnty., AZ PCRB, 6.375%, 08/01/2005	NR	5,000,000	5,103,700
Northern Palm Beach Cnty., FL Impt. Dist. Spl. Assmt. RB, Wtr. Ctl. & Impt., Unit Dev. 44-B, 6.60%, 08/01/2031	NR	1,315,000	1,326,454
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. RB:
5.90%, 08/01/2019	NR	1,000,000	984,510
6.00%, 08/01/2025	NR	2,015,000	1,976,936
6.00%, 08/01/2029	NR	1,500,000	1,467,900
Unit Dev. No. 9A, Ser. A, 7.20%, 08/01/2016	NR	2,500,000	2,685,575
Polk Cnty., FL IDA RB, Tampa Elec. Co. Proj., 5.85%, 12/01/2030	A+	2,000,000	2,070,840
Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	NR	1,830,000	1,896,630
St. Lucie West Svcs. Dist., FL Util. RB, 7.00%, 10/01/2010	NR	7,445,000	7,563,748
Wabash, IN Solid Wst. Disposal RB, Jefferson Smurfit Corp. Proj., 7.50%, 06/01/2026	NR	4,000,000	3,959,560

			30,559,883

Total Municipal Obligations (cost $412,387,458)			409,870,577

	Shares	Value

SHORT-TERM INVESTMENTS – 1.3%

MUTUAL FUND SHARES – 1.3%
Evergreen Select Municipal Money Market Fund (cost $5,256,608)ø	5,256,608	5,256,608

Total Investments – (cost $417,644,066) – 98.3%		415,127,185
Other Assets and Liabilities – 1.7%		7,386,547

Net Assets – 100.0%		$422,513,732

See Combined Notes to Schedules of Investments.

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 93.3%

Airport – 3.7%
Florida Ports Fin. Commission RB:
5.50%, 10/01/2010, (Insd. by FGIC)	AAA	$ 1,840,000	$ 1,979,012
5.50%, 10/01/2011, (Insd. by FGIC)	AAA	3,570,000	3,817,294
5.50%, 10/01/2012, (Insd. by FGIC)	AAA	3,455,000	3,674,081
Hillsborough Cnty., FL Aviation RB, Tampa Intl. Arpt, Ser. A, 5.50%, 10/01/2008	AAA	6,470,000	6,893,009
Volusia Cnty., FL Arpt. Sys. RB, Daytona Beach Intl. Arpt.:
6.45%, 10/01/2002	AAA	750,000	781,433
6.55%, 10/01/2003	AAA	790,000	841,816
6.65%, 10/01/2004	AAA	845,000	920,898

			18,907,543

Community Development District – 1.2%
Grand Haven, FL CDD, Spl. Assmt. RB, Ser. A, 6.30%, 05/01/2002	NR	6,290,000	6,309,751

Continuing Care Retirement Community – 3.1%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay Springs Vlg., 7.375%, 11/15/2004	NR	515,000	551,848
Collier Cnty., FL Hlth. Facs. Auth. RB, The Moorings, Inc. Proj.:
6.25%, 12/01/2007	A-	700,000	727,846
6.375%, 12/01/2008	A-	700,000	728,441
7.00%, 12/01/2019	A-	500,000	516,960
Connecticut Dev. Mtge. Auth. RB, Church Homes, Inc. Proj., 5.80%, 04/01/2021	BBB	950,000	810,692
Escambia Cnty., FL Hlth. Facs. Auth. RB, Azalea Trace Inc.:
6.00%, 01/01/2015	NR	2,560,000	2,301,593
6.10%, 01/01/2019	NR	1,310,000	1,139,150
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., Ser. A, 5.25%, 11/15/2004	BBB-	1,150,000	1,145,734
Orange Cnty., FL Hlth. Facs. Auth. RB, Lakeside Apts., Inc., 6.50%, 07/01/2013	BBB	3,000,000	2,920,410
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey Delray South Proj., 5.20%, 10/01/2006	BBB	975,000	956,397
Palm Beach Cnty., FL IDA RB, Geriatric Care Inc. Proj., 6.55%, 12/01/2016	A+	2,000,000	2,159,100
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	NR	1,800,000	1,686,006

			15,644,177

Education – 7.6%
Broward Cnty., FL Edl. Facs. Auth. RB:
6.25%, 04/01/2013	AA	2,955,000	3,334,008
6.25%, 04/01/2015	AA	2,290,000	2,558,342

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Education – continued
Broward Cnty., FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	NR	$ 4,660,000	$ 4,890,204
5.50%, 08/15/2014	NR	3,730,000	3,894,456
Dade Cnty., FL Edl. Facs. Auth. RB, St. Thomas Univ.:
6.00%, 01/01/2010, (LOC: SunBank, NA)	AA-	2,000,000	2,147,660
6.00%, 01/01/2014, (LOC: SunBank, NA)	AA-	2,000,000	2,109,900
Duval Cnty. FL Sch. Board COP, 5.625%, 07/01/2014, (Insd. by FSA)	NR	3,010,000	3,212,934
Miami Dade Cnty. FL Sch. Board COP, Ser. A, 5.875%, 10/01/2016, (Insd. by FSA)	AAA	3,190,000	3,433,620
Miami Dade Cnty., FL Edl. Facs. Auth. RB, Ser. A, 5.75%, 04/01/2012, (Insd. by AMBAC)	AAA	2,950,000	3,263,172
Pinellas Cnty., FL Edl. Facs. Auth. RB, Barry University Project, 6.25%, 10/01/2015	AA	2,530,000	2,780,192
Pinellas Cnty., FL Edl. Facs. Auth. RB, Refunding Barry Univ. Proj.:
4.90%, 10/01/2007	BBB-	470,000	456,380
4.95%, 10/01/2008	BBB-	495,000	478,442
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
Ser. A, 6.125%, 10/15/2016	NR	3,500,000	3,683,505
Ser. A, 6.125%, 10/15/2026	NR	2,600,000	2,691,780

			38,934,595

Electric Revenue – 3.0%
Gainesville, FL Util. Sys. RB:
Ser. B, 6.50%, 10/01/2013	AA	4,800,000	5,714,928
Ser. B, 7.50%, 10/01/2009	AA	3,000,000	3,697,920
Lakeland, FL Elec. & Wtr. RB, Energy Sys. First Lien, 6.05%, 10/01/2010, (Insd. by FSA)	AAA	5,000,000	5,694,250

			15,107,098

Escrow – 5.5%
Leon Cnty., FL Edl. Facs. Auth. COP, 9.00%, 09/01/2014	AAA	6,525,000	8,722,680
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. 3, 5.30%, 10/01/2006	AAA	5,225,000	5,591,847
Ser. 3, 5.50%, 10/01/2008	AAA	5,785,000	6,308,543
Ser. 3, 5.70%, 10/01/2011	AAA	2,000,000	2,223,520
Pasco Cnty., FL Hlth. Facs. Auth., Hosp. RB, Ser. 2, 5.60%, 10/01/2010	AAA	5,000,000	5,352,700

			28,199,290

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

General Obligation – Local – 4.2%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	AA+	$ 4,000,000	$ 5,339,600
Broward Cnty., FL Sch. Dist. GO:
5.40%, 02/15/2005	AA-	3,000,000	3,146,850
Ser. C, 6.00%, 01/01/2004	AA+	3,000,000	3,118,740
Duval Cnty., FL Sch. Dist. GO, 5.90%, 08/01/2002, (Insd. by AMBAC)	AAA	3,000,000	3,102,570
Flagler Cnty., FL Sch. Dist. GO, 5.85%, 09/01/2002	AAA	1,500,000	1,530,990
Palm Beach Cnty., FL GO, 6.50%, 07/01/2010	AAA	1,880,000	2,200,051
Seminole Cnty., FL GO, 6.00%, 08/01/2003, (Insd. by MBIA)	AAA	3,000,000	3,154,770

			21,593,571

Hospital – 18.7%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	AAA	4,000,000	4,573,760
Escambia Cnty., FL Hlth. Facs. Auth. RB, Baptist Hosp. Inc., Ser. B, 6.00%, 10/01/2014	BBB+	2,950,000	2,885,542
Halifax, FL Hosp. Med. Ctr. Hlth. Care Facs. RB, 4.60%, 04/01/2008	A	1,080,000	1,038,085
Hillsborough Cnty., FL Hosp. Auth. RB, 6.375%, 10/01/2013	AAA	3,440,000	3,618,261
Hillsborough Cnty., FL IDRB, 4.90%, 08/15/2007	BBB+	1,750,000	1,653,978
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB:
Charity Oblig. Group:
Ser. C, 5.75%, 08/15/2012	NR	4,300,000	4,710,650
Ser. C, 5.75%, 08/15/2013	NR	4,550,000	5,035,348
Ser. C, 5.75%, 08/15/2014	NR	2,810,000	3,109,743
Ser. C, 5.75%, 08/15/2015	NR	2,090,000	2,289,595
St. Lukes Hosp. Assn. Proj., 7.125%, 11/15/2020	AA+	9,500,000	9,883,895
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., Ser. A, 5.75%, 11/15/2014	BBB-	1,535,000	1,454,689
Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr. Proj.:
Ser. A, 5.60%, 07/01/2008	A	5,000,000	5,282,700
Ser. A, 5.625%, 07/01/2013	A	1,515,000	1,541,391
Ser. A, 6.125%, 07/01/2012	A	5,000,000	5,218,300
Ser. A, 6.125%, 07/01/2018	A	3,000,000	3,086,430
Ser. B, 5.70%, 07/01/2018	A	4,890,000	4,912,690
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs. Oblig. Group, 6.00%, 08/15/2016	NR	1,000,000	1,047,060
Orange Cnty., FL Hlth. Facs. Auth. RB, Refunding Orlando Regl. Healthcare Sys., Ser. 99-D, 5.75%, 10/01/2012, (Insd. by MBIA)	AAA	8,010,000	8,753,248

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Hospital – continued
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
9.50%, 08/01/2013	AAA	$ 2,630,000	$ 3,442,433
Abbey DelRay South Proj.:
4.80%, 10/01/2002	BBB	805,000	802,480
5.00%, 10/01/2003	BBB	775,000	772,249
5.00%, 10/01/2004	BBB	850,000	839,511
5.10%, 10/01/2005	BBB	930,000	915,297
5.30%, 10/01/2007	BBB	1,000,000	978,700
Good Samaritan Hlth. Sys.:
6.20%, 10/01/2011	NR	3,695,000	3,980,697
6.30%, 10/01/2022	NR	6,000,000	6,478,620
Polk Cnty., FL IDA RB, Winter Haven Hosp., 6.25%, 09/01/2015, (Insd. by MBIA)	AAA	6,585,000	7,016,054
Tallahassee, FL Hlth. Facs. RB, 6.625%, 12/01/2013	AAA	200,000	220,768

			95,542,174

Housing – 16.9%
Boynton Beach, FL Multi Family RB, 6.45%, 01/01/2027	A+	1,500,000	1,580,550
Brevard Cnty., FL Hlth. Facs. Auth. RB, Windover Oaks, Ser. A, 6.90%, 02/01/2027, (Insd. by FNMA)	AAA	3,750,000	4,076,588
Broward Cnty., FL HFA RB, Ser. B, 7.125%, 03/01/2017, (Insd. by GNMA)	AAA	1,035,000	1,056,011
Dade Cnty., FL SFHRB, 7.00%, 03/01/2024	NR	155,000	158,253
Duval Cnty., FL HFA SFHRB:
5.85%, 10/01/2027	NR	8,085,000	8,532,181
7.30%, 07/01/2011	AAA	55,000	56,695
7.35%, 07/01/2024, (Insd. by GNMA)	AAA	710,000	731,911
Escambia Cnty., FL HFA SFHRB, 5.75%, 10/01/2031	NR	5,750,000	5,859,940
Escambia Cnty., FL SFHRB, Multi Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by GNMA/FNMA)	NR	2,680,000	2,687,772
Florida Hsg. Fin. Agcy. RB:
6.20%, 08/01/2016	AAA	2,000,000	2,128,640
6.35%, 05/01/2026, (Insd. by GNMA)	BBB+	1,635,000	1,697,686
6.55%, 07/01/2017	AAA	600,000	624,822
Ser. A, 6.875%, 10/01/2012	AAA	1,895,000	1,917,550
Florida Hsg. Fin. Corp. RB:
Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	AAA	2,785,000	2,922,663
Ser. 7, 6.00%, 01/01/2021, (Insd. by FSA)	AAA	10,365,000	10,998,716
Sunset Place Homeowner Mtge.:
Ser. 4, 5.15%, 10/01/2006	A	740,000	742,457
Ser. 4, 5.50%, 10/01/2009	A	455,000	454,972
Hialeah, FL Hsg. Auth. RB, Refunding Hsg. Patterson Pavilion, 5.15%, 05/01/2008	NR	1,330,000	1,337,820

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Housing – continued
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	NR	$ 4,500,000	$ 4,925,520
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Program:
6.50%, 03/01/2031	NR	1,400,000	1,488,634
7.00%, 09/01/2031	NR	2,615,000	2,844,048
7.125%, 03/01/2028	NR	700,000	776,832
7.20%, 03/01/2033	NR	1,470,000	1,638,947
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	AAA	565,000	598,301
Manatee Cnty., FL HFA Mtge. RB:
SubSer. 1, 7.00%, 11/01/2027	NR	1,755,000	1,981,097
SubSer. 1, 7.20%, 05/01/2028	NR	1,675,000	1,927,841
North Tampa, FL Hsg. Dev. Corp. RB, Cntry. Oaks Apts., Ser. A, 6.90%, 01/01/2024, (Insd. by FNMA)	NR	1,000,000	1,023,920
Orange Cnty., FL HFA RB, 5.625%, 09/01/2028	NR	3,000,000	3,116,550
Palm Beach Cnty., FL HFA RB, Waterford Proj., 5.50%, 10/01/2015	BBB	2,750,000	2,515,150
Pinellas Cnty., FL HFA MFHRB, Emerald Bay Apts. Proj., Ser. A, 5.00%, 04/01/2028	AAA	3,240,000	3,260,315
Pinellas Cnty., FL HFA SFHRB:
7.25%, 09/01/2029	NR	1,000,000	1,144,110
Multi Cnty. Program:
Ser. A-1, 5.95%, 03/01/2030	NR	2,735,000	2,827,088
Ser. A-1, 7.20%, 09/01/2029	NR	3,000,000	3,372,720
Ser. C-1, 6.30%, 03/01/2029	NR	5,010,000	5,135,801

			86,142,101

Industrial Development Revenue – 8.9%
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
5.875%, 06/01/2022	BBB+	5,230,000	5,015,256
6.40%, 09/01/2030	NR	1,500,000	1,512,870
Lake Cnty., FL Resource Recovery IDRB, NRG Recovery Group, Inc.:
Ser. 1993-A, 5.85%, 10/01/2009	BBB+	4,000,000	3,975,800
Ser. A, 5.95%, 10/01/2013	BBB+	4,850,000	4,739,808
Miami Dade Cnty., FL IDA RB, Spl. Facs. United Air Lines, Inc. Proj., 6.05%, 03/01/2035	NR	16,755,000	16,934,446
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	A+	11,300,000	11,953,705
St. Johns Cnty., FL IDA, 6.00%, 08/01/2008	A-	945,000	989,566

			45,121,451

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Miscellaneous Revenue – 1.1%
Gulf Breeze, FL RB:
5.40%, 12/01/2015	AAA	$ 1,620,000	$ 1,722,659
5.50%, 12/01/2020	AAA	1,645,000	1,749,293
5.70%, 12/01/2020	AAA	2,095,000	2,211,063

			5,683,015

Power – 0.7%
Gainesville, FL Util. Sys., RB, Ser. B, 7.50%, 10/01/2008	AA	3,000,000	3,650,760

Public Facilities – 5.2%
Florida Division Bond Fin. Dept. RB:
5.25%, 07/01/2007, (Insd. by MBIA)	AAA	8,555,000	9,133,489
6.00%, 07/01/2006, (Insd. by MBIA)	AAA	5,600,000	6,158,992
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg.:
5.625%, 12/01/2009	BBB	2,000,000	2,084,040
5.80%, 12/01/2013	BBB	3,000,000	3,102,480
5.875%, 12/01/2022	BBB	2,000,000	2,032,440
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	AAA	3,000,000	3,774,780

			26,286,221

Resource Recovery – 1.1%
Dade Cnty., FL Solid Wst. Sys., Spl. Obl., 6.00%, 10/01/2006, (Insd. by AMBAC)	AAA	5,000,000	5,506,950

Sales Tax – 1.2%
Jacksonville, FL Excise Taxes RB:
Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	AAA	2,805,000	3,038,180
Ser. B, 5.75%, 10/01/2013, (Insd. by FGIC)	AAA	3,050,000	3,277,774

			6,315,954

Special Tax – 1.5%
Florida Division Bond Fin. Dept. RB, 5.75%, 07/01/2010	AAA	6,475,000	6,899,307
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. RB, Unit Dev. No. 5D, 5.50%, 08/01/2015	NR	500,000	482,140

			7,381,447

Transportation – 5.7%
Dade Cnty., FL Aviation RB, Ser. W, 5.90%, 10/01/2005, (Insd. by AMBAC)	AAA	10,830,000	11,343,017
Florida Turnpike Auth., Turnpike RB, Ser. A, 6.90%, 07/01/2002, (Insd. by AMBAC)	AAA	2,000,000	2,062,500

EVERGREEN
Florida Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Transportation – continued
Orlando & Orange Cnty., FL Expressway Auth. RB:
5.375%, 07/01/2010, (Insd. by AMBAC)	AAA	$10,000,000	$ 10,415,200
6.50%, 07/01/2011, (Insd. by FGIC)	AAA	4,550,000	5,353,303
Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	AAA	40,000	54,624

			29,228,644

Water & Sewer – 4.0%
Hillsborough Cnty., FL Utility RRB, Ser. A, 7.00%, 08/01/2014	BBB+	2,415,000	2,495,709
North Springs, FL Wtr. & Swr. RB, Ser. B, 6.50%, 10/01/2016	AAA	1,335,000	1,471,090
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. RB:
Unit Dev. No. 5B, 5.75%, 08/01/2014	NR	1,195,000	1,187,221
Unit Dev. No. 9A, Ser. A, 7.20%, 08/01/2016	NR	1,300,000	1,396,499
Unit Dev. No. 9B, 5.85%, 08/01/2013	NR	1,000,000	1,002,390
Orlando, FL Util. Commission, Wtr. & Elec. RB, 6.00%, 10/01/2010	AA	4,000,000	4,539,800
Pembroke Pines, FL Cons. Util. Sys. RB, 6.25%, 09/01/2004, (Insd. by FGIC)	AAA	2,500,000	2,648,700
Reedy Creek, FL Impt. Dist., RB, Ser. A, 6.15%, 06/01/2003, (Insd. by MBIA)	AAA	595,000	605,198
Texas Gulf Coast Wst. Disposal Auth. RB, Champion Intl. Corp., 7.45%, 05/01/2026	BBB+	5,000,000	5,190,150

			20,536,757

Total Municipal Obligations (cost $453,946,202)			476,091,499

	Shares

SHORT-TERM INVESTMENTS – 0.5%

MUTUAL FUND SHARES – 0.5%
Evergreen Select Municipal Money Market Fund (cost $2,876,191) ø	2,876,191	2,876,191

Total Investments – (cost $456,822,393) – 93.8%		478,967,690
Other Assets and Liabilities – 6.2%		31,401,638

Net Assets – 100.0%		$ 510,369,328

See Combined Notes to Schedules of Investments.

EVERGREEN
Georgia Municipal Bond Fund
Schedule of Investments
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 97.2%

Airlines – 2.2%
Fulton Cnty., GA Dev. Auth. Spl. Facs. RB, Delta Airlines, Inc. Proj., 5.30%, 05/01/2013	BBB-	$2,000,000	$ 1,859,660

Airport – 3.9%
Atlanta, GA Arpt. Facs. RB:
Ser. A, 6.50%, 01/01/2006, (Insd. by AMBAC)	AAA	2,000,000	2,219,840
Ser. A, 6.50%, 01/01/2010, (Insd. by AMBAC)	AAA	1,000,000	1,157,930

			3,377,770

Continuing Care Retirement Community – 5.9%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Court Proj., 6.20%, 10/01/2019	BBB+	1,820,000	1,711,073
Sr. Lien, RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	1,500,000	1,429,500
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates:
Ser. C, 6.75%, 11/15/2015	NR	1,000,000	964,690
Ser. C, 7.25%, 11/15/2029	NR	1,000,000	977,440

			5,082,703

Education – 0.6%
Georgia Private Colleges & Univ. Auth. RB, Emory Univ. Proj., Ser. A, 5.50%, 11/01/2020	AA	500,000	518,690

Electric Revenue – 2.8%
Georgia Muni. Elec. Auth. Pwr. RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA-IBC)	AAA	1,000,000	1,148,660
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	AAA	400,000	517,468
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2008	NR	750,000	768,758

			2,434,886

Escrow – 0.5%
Fulton Cnty., GA Wtr. & Swr. ETM RB, 6.375%, 01/01/2014, (Insd. by FGIC)	AAA	390,000	453,835

General Obligation – Local – 16.8%
Cartersville, GA GO, 6.70%, 01/01/2012	A	120,000	139,524
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	AA	500,000	577,510
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	AAA	1,260,000	1,405,379
6.25%, 02/01/2008, (Insd. by MBIA)	AAA	1,160,000	1,306,763
6.25%, 02/01/2009, (Insd. by MBIA)	AAA	500,000	568,110
Fayette Cnty., GA Sch. Dist. GO:
6.125%, 03/01/2015	NR	600,000	652,170
6.25%, 03/01/2006	NR	2,200,000	2,434,212
Forsyth Cnty., GA GO, 6.125%, 03/01/2017	AA-	1,000,000	1,110,250

EVERGREEN
Georgia Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

General Obligation – Local – continued
Forsyth Cnty., GA Sch. Dist. GO:
6.00%, 02/01/2014	AA-	$1,000,000	$ 1,123,450
6.75%, 07/01/2016	AA-	1,000,000	1,199,700
Hall Cnty., GA Sch. Dist. GO:
6.45%, 12/01/2009, (Insd. by AMBAC)	AAA	1,210,000	1,349,477
6.70%, 12/01/2014, (Insd. by AMBAC)	AAA	500,000	561,985
Peach Cnty., GA Sch. Dist. GO, 6.50%, 02/01/2006, (Insd. by MBIA)	AAA	525,000	584,367
Washington Cnty., GA Sch. Dist. GO, 6.875%, 01/01/2014, (Insd. by AMBAC)	AAA	1,300,000	1,466,803

			14,479,700

Hospital – 15.2%
Baldwin Cnty., GA Hosp. Auth. RB, Oconne Regl. Med. Ctr.:
5.25%, 12/01/2012	BBB	1,465,000	1,337,970
5.35%, 12/01/2014	BBB	565,000	501,821
5.40%, 12/01/2015	BBB	630,000	556,876
Coffee Cnty., GA Hosp. Auth. RB, Coffee Regl. Med. Ctr., Ser. A, 6.75%, 12/01/2016	NR	1,600,000	1,487,104
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast GA Hlth. Sys., Inc. Proj., 6.00%, 05/15/2014, (Insd. by MBIA)	AAA	2,340,000	2,582,986
Glynn-Brunswick, GA Mem. Hosp. Auth. RB, 6.00%, 08/01/2016, (Insd. by MBIA)	AAA	2,050,000	2,203,996
Med. Ctr. Hosp. Auth., GA RB, Columbus Regl. Healthcare Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	AAA	2,000,000	2,229,400
Savannah, GA Hosp. Auth. RB, St. Joseph’s Hosp. Proj.:
6.125%, 07/01/2012	NR	1,500,000	1,611,480
6.20%, 07/01/2023	NR	500,000	537,995

			13,049,628

Housing – 7.4%
Clayton Cnty., GA Hsg. Auth. Mtge. RB, Park Walk Apts., Ltd., 7.125%, 12/01/2025, (Insd. by FHA & FNMA)	NR	500,000	530,785
DeKalb Cnty., GA Hsg. Auth. MHRB:
North Hill Apts. Proj., 6.625%, 01/01/2005, (Insd. by FNMA)	AAA	1,415,000	1,482,764
The Lakes at Indian Creek Proj., 7.15%, 01/01/2025, (Insd. by FSA)	AAA	500,000	532,525
Georgia HFA RB:
5.80%, 12/01/2021	AAA	1,000,000	1,028,010
Single Family:
Sub Ser. D4, 5.50%, 06/01/2017	AAA	715,000	729,543
Sub Ser. D4, 5.65%, 06/01/2021	AAA	2,000,000	2,036,440

			6,340,067

EVERGREEN
Georgia Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Industrial Development Revenue – 5.0%
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Pwr. Corp., Hatch Proj.:
7.125%, 01/01/2015, (Insd. by MBIA)	AAA	$ 1,055,000	$ 1,151,786
7.15%, 01/01/2021, (Insd. by MBIA)	AAA	500,000	545,495
Cartersville, GA Dev. Auth. RB, Wtr. & Wastewater Facs. Anheuser-Busch Co., Inc., 7.40%, 11/01/2010	A+	1,120,000	1,347,976
Crisp Cnty., GA Dev. Auth. Env. Impt. RB, Intl. Paper Co. Proj., Ser. A, 6.20%, 02/01/2020	BBB+	1,250,000	1,252,537

			4,297,794

Public Facilities – 9.0%
Butts Cnty., GA COP, 6.75%, 12/01/2014, (Insd. by MBIA)	AAA	300,000	333,558
College Park, GA Business & IDA RB, Civic Ctr. Proj.:
5.75%, 09/01/2020, (Insd. by AMBAC)	AAA	1,825,000	1,961,875
Ser. A, 5.70%, 09/01/2009, (Insd. by FSA)	AAA	1,000,000	1,107,130
Ser. A, 5.75%, 09/01/2010, (Insd. by FSA)	AAA	1,470,000	1,628,260
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%, 06/01/2017	AA-	550,000	616,050
Middle, GA Coliseum Auth. RB, GA Coliseum Proj., Ser. A, 5.375%, 07/01/2014	AA	1,000,000	1,030,070
Savannah, GA EDA RB, Mighty Eighth Air Force, 5.875%, 01/01/2012	AA	1,000,000	1,055,780

			7,732,723

Sales Tax – 2.5%
Metropolitan Atlanta Rapid Transit Auth., GA Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	AAA	1,000,000	1,149,620
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	BBB-	1,000,000	985,550

			2,135,170

Solid Waste – 1.1%
Albany Dougherty, GA Payroll Dev. Auth. Solid Wst. Disp. RB, Proctor & Gamble Proj., 5.20%, 05/15/2028	AA	1,000,000	963,700

Special Tax – 2.5%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	750,000	737,903
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	NR	1,305,000	1,434,782

			2,172,685

Tobacco Revenue – 2.4%
Childrens Trust Fund RB, 5.75%, 07/01/2020	A	2,000,000	2,074,440

EVERGREEN
Georgia Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Water & Sewer – 19.4%
Clayton Cnty., GA Wtr. Auth. Wtr. & Swr. RB, 6.25%, 05/01/2016	AA	$2,000,000	$ 2,244,980
Columbia Cnty., GA Wtr. & Swr. RB:
6.25%, 06/01/2015, (Insd. by FGIC)	AAA	1,200,000	1,348,776
6.25%, 06/01/2016, (Insd. by FGIC)	AAA	1,250,000	1,393,987
6.25%, 06/01/2017, (Insd. by FGIC)	AAA	1,390,000	1,544,596
Conyers, GA Wtr. & Swr. RB, Ser. A, 6.60%, 07/01/2015, (Insd. by AMBAC)	AAA	1,000,000	1,097,030
Forsyth Cnty., GA Wtr. & Swr. Auth. RB, 6.25%, 04/01/2017	AA-	1,000,000	1,117,750
Fulton Cnty., GA Wtr. & Swr. RB, 6.25%, 01/01/2006, (Insd. by FGIC)	AAA	1,420,000	1,563,221
Gainesville, GA Wtr. & Swr. RB, 5.25%, 11/15/2010, (Insd. by FGIC)	AAA	1,000,000	1,075,540
Gwinnett Cnty., GA Wtr. & Swr. COP, 8.60%, 08/01/2003	AAA	2,500,000	2,782,500
Jackson Cnty., GA Wtr. & Sewage Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by AMBAC)	AAA	1,200,000	1,297,692
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.30%, 07/01/2018	NR	1,250,000	1,188,150

			16,654,222

Total Municipal Obligations (cost $79,351,755)			83,627,673

		Shares

SHORT-TERM INVESTMENTS – 1.7%

MUTUAL FUND SHARES – 1.7%
Evergreen Select Municipal Money Market Fund (cost $1,414,054) ø		1,414,054	1,414,054

Total Investments – (cost $80,765,809) – 98.9%			85,041,727
Other Assets and Liabilities – 1.1%			970,318

Net Assets – 100.0%			$86,012,045

See Combined Notes to Schedules of Investments.

EVERGREEN
Maryland Municipal Bond Fund
Schedule of Investments
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 96.9%

Continuing Care Retirement Community – 5.0%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	$ 500,000	$ 476,500
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	AA-	1,200,000	1,318,980
Refunding Pickersgill, Ser. A, 5.85%, 01/01/2010	A-	600,000	625,200

			2,420,680

Education – 4.7%
Annapolis, MD EDRB, St. John’s College Facs., 5.50%, 10/01/2018	BBB+	1,230,000	1,204,170
Univ. of Maryland Sys. Auxilliary Facs. & Tuition RB, Ser. A, 5.40%, 04/01/2009	AA+	1,000,000	1,062,290

			2,266,460

Electric Revenue – 3.6%
Prince Georges Cnty., MD PCRB, Potomac Elec. Proj., 5.75%, 03/15/2010	A	1,600,000	1,768,544

General Obligation – Local – 10.9%
Hagerstown, MD GO, 5.50%, 09/01/2009	NR	275,000	290,469
Montgomery Cnty., MD GO:
4.75%, 02/01/2015	AAA	750,000	750,652
Ser. A, 5.375%, 01/01/2007	AAA	1,500,000	1,612,080
Ocean City, MD GO, 5.50%, 03/15/2009, (Insd. by MBIA)	AAA	1,000,000	1,055,600
Prince Georges Cnty., MD GO:
5.125%, 10/01/2012	AA	1,240,000	1,315,838
Stormwater Mgmt., 5.40%, 03/15/2007	AA	250,000	261,823

			5,286,462

General Obligation – State – 4.2%
Baltimore, MD GO, 5.375%, 10/15/2011	AAA	380,000	411,502
Maryland GO, State & Local Facs. Loan:
5.25%, 06/15/2011	AAA	500,000	530,485
5.70%, 03/15/2010	AAA	1,000,000	1,072,180

			2,014,167

Hospital – 6.4%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Doctors Cmnty. Hosp., Inc.:
5.50%, 07/01/2024	BBB-	335,000	272,010
5.70%, 07/01/2003	BBB-	40,000	40,057
5.75%, 07/01/2013	BBB-	505,000	452,960
Union Hosp. of Cecil Cnty., 4.80%, 07/01/2011	NR	330,000	318,140
Univ. of Maryland Med. Sys. Proj., 6.625%, 07/01/2020	NR	1,000,000	1,057,410

EVERGREEN
Maryland Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Hospital – continued
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	A+	$ 925,000	$ 951,769

			3,092,346

Housing – 20.0%
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
5.70%, 09/01/2022	NR	1,965,000	1,981,054
Ser. 1, 5.30%, 04/01/2010	NR	1,105,000	1,175,145
Ser. A, 6.875%, 06/01/2006, (Insd. by AMBAC)	AAA	150,000	154,262
Ser. D, 6.20%, 09/01/2020, (Insd. by FHA)	NR	750,000	796,418
Ser. F, 5.90%, 09/01/2019	NR	1,000,000	1,021,440
Ser. H, 5.65%, 09/01/2012, (Insd. by FHA)	NR	1,365,000	1,449,575
Maryland CDA Dept. of Hsg. & Cmnty. Dev. SFHRB:
Ser. 3, 6.90%, 04/01/2005, (Insd. by FHA)	NR	100,000	102,232
Ser. 5, 5.40%, 04/01/2008	NR	1,470,000	1,573,003
Montgomery Cnty., MD Hsg. Opportunities Commission Hsg. MHRB, Ser. A, 6.00%, 07/01/2014	NR	250,000	262,538
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	NR	1,105,000	1,165,852

			9,681,519

Industrial Development Revenue – 6.9%
Calvert Cnty., MD PCRB, Baltimore Gas & Elec. Co. Proj., 5.55%, 07/15/2014	A	1,500,000	1,556,445
Cecil Cnty., MD IDRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	A+	1,000,000	1,057,620
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office Paper Sys., Inc. Proj., Ser. A, 7.50%, 09/01/2015	NR	750,000	717,825

			3,331,890

Lease – 4.5%
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%, 12/15/2011, (Insd. by AMBAC)	AAA	1,800,000	1,930,158
Prince Georges Cnty., MD COP, Real Estate Acquisition Pgrm., 5.90%, 09/15/2009, (Insd. by MBIA)	AAA	250,000	270,475

			2,200,633

Pre-Refunded – 0.6%
Howard Cnty., MD Pre-refunded Cons. Pub. Impt. GO, Ser. A, 5.25%, 08/15/2011	AAA	295,000	313,402

Public Facilities – 3.2%
Baltimore Cnty., MD Rev. Auth. RB, 5.25%, 07/01/2008	NR	1,000,000	1,041,500
Frederick Cnty., MD Pub. Facs., 5.00%, 12/01/2015	AA	500,000	512,485

			1,553,985

EVERGREEN
Maryland Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Special Tax – 4.2%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	NR	$1,000,000	$ 1,042,250
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	1,000,000	983,870

			2,026,120

Transportation – 6.5%
District of Columbia Metro. Area Transit Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	AAA	300,000	337,158
Maryland Trans. Auth. Spl. Obl. RB, Baltimore/Washington Intl. Arpt. Proj., Ser. A, 6.25%, 07/01/2014, (Insd. by FGIC)	AAA	1,750,000	1,858,903
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	A+	850,000	928,863

			3,124,924

Water & Sewer – 16.2%
Anne Arundel Cnty., MD Wtr. & Swr. RB, 5.25%, 04/15/2010	AA+	250,000	259,750
Baltimore, MD Refunding Wtr. Proj. RB, Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	AAA	1,500,000	1,596,195
Montgomery Cnty. Resource Recovery Proj., Ser. A, 6.30%, 07/01/2016	NR	740,000	771,524
Northeast, MD Wst. Disp. Auth. RB:
5.80%, 07/01/2004	NR	500,000	526,100
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.125%, 07/01/2003	NR	500,000	506,785
5.30%, 07/01/2018	NR	750,000	712,890
Washington, MD Suburban Sanitation Dist. GO, 5.375%, 06/01/2011	AA	1,600,000	1,665,600
Washington, MD Suburban Sanitation Dist. Wtr. Supply RB, 5.50%, 06/01/2010	AA	1,700,000	1,795,693

			7,834,537

Total Municipal Obligations (cost $45,114,079)			46,915,669

		Shares

SHORT-TERM INVESTMENTS – 1.8%

MUTUAL FUND SHARES – 1.8%
Evergreen Select Municipal Money Market Fund (cost $878,879) ø		878,879	878,879

Total Investments – (cost $45,992,958) – 98.7%			47,794,548
Other Assets and Liabilities – 1.3%			635,168

Net Assets – 100.0%			$48,429,716

See Combined Notes to Schedules of Investments.

EVERGREEN
North Carolina Municipal Bond Fund
Schedule of Investments
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 97.7%

Airport – 3.0%
Charlotte, NC Airport RB:
5.75%, 07/01/2012, (Insd. by MBIA)	AAA	$ 2,395,000	$ 2,576,110
5.875%, 07/01/2014, (Insd. by MBIA)	AAA	1,000,000	1,073,990
6.00%, 07/01/2015, (Insd. by MBIA)	AAA	2,755,000	2,976,695
Cmnwlth. of Puerto Rico Port Auth. RB, American Airlines Proj., Ser. A, 6.25%, 06/01/2026	BBB-	1,400,000	1,430,506

			8,057,301

Continuing Care Retirement Community – 6.1%
North Carolina Med. Care Commission Hosp. RB:
Deerfield Episcopal, 5.30%, 11/01/2004	NR	11,595,000	11,623,292
Glenaire Proj.:
5.75%, 07/01/2019	NR	2,000,000	1,760,620
5.85%, 07/01/2027	NR	3,550,000	3,039,013

			16,422,925

Education – 4.4%
Iredell Cnty., RB Pub Facs., School Projects, 6.00%, 06/01/2016	NR	2,080,000	2,281,302
North Carolina Student Edl. Assistance Auth. RB: 6.05%, 07/01/2010	NR	1,000,000	1,046,550
6.30%, 07/01/2015	NR	2,000,000	2,084,500
6.35%, 07/01/2016	NR	2,375,000	2,483,704
University North Carolina Sys. Pool RB:
5.75%, 10/01/2013, (Insd. by AMBAC)	AAA	1,255,000	1,387,352
5.75%, 10/01/2014, (Insd. by AMBAC)	AAA	1,330,000	1,461,511
5.75%, 10/01/2015, (Insd. by AMBAC)	AAA	1,125,000	1,227,071

			11,971,990

Electric Revenue – 18.6%
North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. RB:
5.625%, 01/01/2014	AAA	7,850,000	8,305,300
6.00%, 01/01/2018, (Insd. by AMBAC)	AAA	6,500,000	7,249,385
6.00%, 01/01/2022	BBB	5,415,000	5,433,736
6.50%, 01/01/2018	BBB	3,750,000	4,046,250
7.00%, 01/01/2013, (Insd. by MBIA)	AAA	3,400,000	4,110,600
7.50%, 01/01/2010	AAA	1,845,000	2,254,738
Ser. A, 5.70%, 01/01/2013, (Insd. by MBIA)	AAA	5,000,000	5,355,300
North Carolina Muni. Pwr. Agcy., Elec. RB, Catawba Elec.:
6.375%, 01/01/2013	BBB+	5,000,000	5,399,200
7.25%, 01/01/2007, (Insd. by AMBAC)	AAA	5,000,000	5,801,150
10.50%, 01/01/2010	AAA	1,670,000	2,184,076

			50,139,735

EVERGREEN
North Carolina Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Escrow – 2.2%
Franklin Cnty., NC COP, 6.20%, 06/01/2004, (Insd. by FGIC)	AAA	$ 1,025,000	$ 1,104,212
North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. RB, 5.00%, 01/01/2021	AAA	5,000,000	4,987,200

			6,091,412

General Obligation – Local – 14.6%
Charlotte, NC GO, 5.00%, 02/01/2010	AAA	5,000,000	5,275,950
Cmnwlth. of Puerto Rico GO:
5.70%, 07/01/2003	A-	1,000,000	1,051,150
6.25%, 07/01/2009, (Insd. by MBIA)	AAA	2,535,000	2,928,229
Durham Cnty., NC GO, Pub. Impt. Bonds:
5.80%, 02/01/2010	AAA	2,400,000	2,574,864
5.80%, 02/01/2011	AAA	2,400,000	2,572,344
Eden Cnty., NC GO, Refunding Wtr. & Swr.:
5.75%, 06/01/2002	AAA	860,000	880,958
5.75%, 06/01/2003	AAA	855,000	889,380
5.75%, 06/01/2004	AAA	845,000	890,486
5.75%, 06/01/2005	AAA	835,000	888,941
5.75%, 06/01/2006	AAA	825,000	885,514
5.75%, 06/01/2007	AAA	815,000	880,110
Mecklenburg Cnty., NC GO Pub. Impt. Bonds:
5.00%, 04/01/2009	AAA	6,500,000	6,871,670
5.40%, 04/01/2008	AAA	4,095,000	4,325,098
5.40%, 04/01/2009	AAA	5,000,000	5,266,000
New Hanover Cnty., NC, Pub. Impt. GO,
5.75%, 11/01/2013	AA-	3,000,000	3,338,100

			39,518,794

Hospital – 12.3%
Charlotte, NC Mecklenberg Hosp. RB:
5.75%, 01/01/2012	AA	1,050,000	1,078,655
NC Hlth. Care Sys., 6.00%, 01/01/2005	AA	1,000,000	1,035,080
Cmnwlth. of Puerto Rico RB, Mennonite General Hosp. Proj.,
5.625%, 07/01/2027	BBB-	500,000	409,050
Cumberland Cnty., NC Hosp. Facs. RB, Cumberland Cnty. Hosp. Sys. Inc.:
5.25%, 10/01/2010	A-	1,310,000	1,328,667
5.25%, 10/01/2011	A-	900,000	905,769
North Carolina Med. Care Commission Hosp. RB:
Carolina Medicorp Proj., 6.30%, 05/01/2001	AA-	920,000	924,149
Gaston Hlth. Care, 5.375%, 02/15/2011	A+	2,630,000	2,706,244
Grace Hosp. Inc.:
5.25%, 10/01/2013	A+	3,825,000	3,838,273
6.50%, 10/01/2005	A+	1,110,000	1,208,790
6.50%, 10/01/2006	A+	1,180,000	1,298,531

EVERGREEN
North Carolina Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Hospital – continued
Presbyterian Hlth. Svcs. Co. Proj., 6.125%, 10/01/2014	NR	$ 900,000	$ 954,351
Rex Hosp. Proj.:
6.125%, 06/01/2010	A+	2,500,000	2,680,000
6.25%, 06/01/2017	A+	3,700,000	3,976,353
Stanley Mem. Hosp. Proj.:
5.375%, 10/01/2014, (Insd. by AMBAC)	AAA	5,000,000	5,184,100
6.50%, 10/01/2013	A	2,585,000	2,811,342
Transylvania Community Hosp. Inc.:
4.90%, 10/01/2003	NR	155,000	154,093
5.00%, 10/01/2004	NR	155,000	153,088
5.00%, 10/01/2005	NR	175,000	171,365
5.05%, 10/01/2006	NR	185,000	180,103
5.15%, 10/01/2007	NR	190,000	184,304
5.50%, 10/01/2012	NR	1,130,000	1,063,703
5.75%, 10/01/2019	NR	1,090,000	964,922

			33,210,932

Housing – 10.9%
Burlington, NC Burlington Homes RB, 6.00%, 08/01/2009	NR	1,045,000	1,073,884
Charlotte, NC Hsg. Dev. Corp., RB, 6.60%, 07/15/2021	NR	1,365,000	1,388,041
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	NR	2,750,000	2,725,690
Fremont, NC Hsg. Dev. Corp. RB, Torhunta Apts., 6.75%, 07/15/2022, (Insd. by FHA)	NR	910,000	932,341
North Carolina HFA RB:
5.55%, 01/01/2025	AA	3,500,000	3,611,440
5.95%, 01/01/2027	AA	3,000,000	3,159,360
6.00%, 07/01/2011	AA	2,135,000	2,319,272
6.10%, 07/01/2013	AA	2,390,000	2,579,742
North Carolina Hsg. Fin. & Dev. Auth., SFHRB:
5.90%, 09/01/2013	AA	1,045,000	1,108,515
6.15%, 03/01/2011	AA	3,505,000	3,758,657
6.20%, 09/01/2009	AA	770,000	795,009
7.05%, 09/01/2020	AA	925,000	956,478
Raleigh, NC Hsg. Auth. MHRB, Cedar Point Apts.:
5.10%, 11/01/2010	A-	1,900,000	1,898,100
7.00%, 11/01/2030	NR	3,545,000	3,001,622

			29,308,151

Industrial Development Revenue – 8.1%
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. RB, Intl. Paper Co. Proj., 6.15%, 04/01/2021	BBB+	1,750,000	1,752,643
Craven Cnty., NC GO, Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Weyerhaeuser Co. Proj., 6.35%, 01/01/2010	A	4,000,000	4,094,160

EVERGREEN
North Carolina Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Industrial Development Revenue – continued
Haywood Cnty., NC Indl. Facs. & Pollution Ctl. Fin. RB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	NR	$2,500,000	$ 2,473,450
6.25%, 09/01/2025	NR	2,750,000	2,748,267
Martin Cnty., NC, Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Weyerhaeuser Co. Proj., 6.80%, 05/01/2024	A	4,750,000	4,883,475
Northampton Cnty., NC Indl. Facs. & Pollution Ctl. Fin. RB, Intl. Paper Co. Proj., 6.20%, 02/01/2025	BBB+	1,000,000	1,002,030
Virgin Islands Pub. Fin. Auth. RRB, Senior Lien, 5.40%, 10/01/2012	BBB-	5,000,000	5,060,950

			22,014,975

Lease – 6.0%
Chapel Hill, NC Parking Facs. RB, COP, 6.35%, 12/01/2018	A+	1,000,000	1,052,850
Charlotte, NC COP:
6.00%, 06/01/2014	AA+	1,475,000	1,557,083
Cityfair Parking Fac. Proj., 6.125%, 06/01/2010	AA	1,735,000	1,893,718
Convention Parking Fac. Proj., 6.65%, 12/01/2003, (Insd. by AMBAC)	AAA	1,000,000	1,041,650
Stadium Parking Fac. Proj., 6.00%, 06/01/2010	AA+	1,245,000	1,337,790
Durham Cnty., NC COP, New Durham Corp.:
5.25%, 12/01/2010	AA	1,160,000	1,246,988
5.25%, 12/01/2011	AA	1,485,000	1,588,208
Greensboro, NC COP, Coliseum Arena Expansion Proj.:
6.40%, 12/01/2001	NR	1,000,000	1,022,180
6.65%, 12/01/2004	NR	1,100,000	1,147,883
Harnett Cnty., NC COP:
6.20%, 12/01/2009, (Insd. by AMBAC)	AAA	2,900,000	3,141,715
6.40%, 12/01/2014, (Insd. by AMBAC)	AAA	1,000,000	1,099,770

			16,129,835

Miscellaneous Revenue – 1.3%
Texas Wtr. Dev. Board RB, 5.75%, 07/15/2016	AAA	3,275,000	3,417,659

Pre-Refunded – 4.5%
Cumberland Cnty., NC COP, Civic Ctr. Proj., 6.40%, 12/01/2024, (Insd. by AMBAC)	AAA	2,390,000	2,659,544
Cumberland Cnty., NC GO:
5.90%, 02/01/2010	AA-	2,100,000	2,226,987
5.90%, 02/01/2011	AA-	2,100,000	2,226,987
5.90%, 02/01/2012	AA-	2,100,000	2,226,987
Gastonia, NC Combined Util. Sys. RB:
6.00%, 05/01/2014, (Insd. by MBIA)	AAA	1,000,000	1,087,310
6.10%, 05/01/2019, (Insd. by MBIA)	AAA	1,505,000	1,640,872

			12,068,687

EVERGREEN
North Carolina Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Public Facilities – 0.4%
Pitt Cnty., NC COP Pub. Facs., 5.55%, 04/01/2012, (Insd. by MBIA)	AAA	$1,000,000	$ 1,072,720

Resource Recovery – 2.3%
North Carolina Coastal Regl. Solid Wst. Mgmt. Auth., RB, Solid Wst. Disposal Sys., 6.50%, 06/01/2008	BBB+	1,000,000	1,055,950
Pennsylvania EDA RB, Colver Proj. Ser. D, 7.15%, 12/01/2018	BBB-	5,000,000	5,129,250

			6,185,200

Water & Sewer – 3.0%
Broad River, NC Wtr. Auth. Wtr. Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	NR	1,410,000	1,512,676
Charlotte, NC Wtr. & Swr. Sys. RB, 5.75%, 06/01/2016	AA+	1,755,000	1,899,033
Fayetteville, NC Pub. Works Commission RB, Ser. A, 6.00%, 03/01/2012, (Insd. by FSA)	AAA	2,000,000	2,084,500
Greensboro, NC Combined Enterprise Sys. RB:
5.20%, 06/01/2010	AA-	1,615,000	1,693,909
6.50%, 06/01/2002	AA-	880,000	912,604

			8,102,722

Total Municipal Obligations (cost $251,691,558)			263,713,038

		Shares

SHORT-TERM INVESTMENTS – 0.6%

MUTUAL FUND SHARES – 0.6%
Evergreen Select Municipal Money Market Fund (cost $1,591,509) ø		1,591,509	1,591,509

Total Investments – (cost $253,283,067) – 98.3%			265,304,547
Other Assets and Liabilities – 1.7%			4,521,363

Net Assets – 100.0%			$269,825,910

See Combined Notes to Schedules of Investments.

EVERGREEN
South Carolina Municipal Bond Fund
Schedule of Investments
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 95.8%

Airport – 0.5%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	AAA	$ 300,000	$ 308,691

Continuing Care Retirement Community – 1.6%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	1,000,000	953,000

Education – 5.4%
Clemson University, SC Univ. RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	AAA	540,000	602,138
6.00%, 05/01/2013, (Insd. by AMBAC)	AAA	1,000,000	1,110,710
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	AA	1,190,000	1,320,781
South Carolina Edl. Assistance Auth. RB, Gtd. Student Loans, Ser. C, 5.875%, 09/01/2007	A	250,000	263,525

			3,297,154

Electric Revenue – 6.2%
Piedmont, SC Muni. Pwr. Agcy., Elec. RB, 6.25%, 01/01/2009	AAA	1,150,000	1,308,516
South Carolina Pub. Svc. Auth. RB:
Ser. B, 5.70%, 01/01/2008, (Insd. by FGIC)	AAA	1,000,000	1,083,230
Ser. B, 6.50%, 01/01/2006, (Insd. by FGIC)	AAA	1,250,000	1,385,650

			3,777,396

General Obligation – Local – 20.7%
Anderson Cnty., SC Sch. Dist. 2 GO:
Ser. B, 6.00%, 03/01/2014	AA+	1,200,000	1,337,304
Ser. B, 6.00%, 03/01/2016	AA+	1,325,000	1,456,983
Commonwealth of Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	AAA	3,000,000	3,341,280
Florence Cnty., SC Sch. Dist. 1 GO:
5.80%, 05/01/2007, (Insd. by FGIC)	AAA	1,150,000	1,211,272
5.80%, 05/01/2008, (Insd. by FGIC)	AAA	1,175,000	1,235,078
5.80%, 05/01/2009, (Insd. by FGIC)	AAA	1,200,000	1,258,788
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%, 04/01/2018, (Insd. by AMBAC)	AAA	400,000	441,016
Richland Cnty., SC Sch. Dist. No. 1 GO, 5.75%, 03/01/2017	AA+	2,160,000	2,310,271

			12,591,992

Hospital – 17.9%
Charleston Cnty., SC Hlth. Facs. RB, Episcopal Church Proj.:
7.125%, 04/01/2020	NR	300,000	298,272
Ser. A, 6.25%, 04/01/2019	NR	750,000	657,255
Greenville, SC Hosp. Facs. RB, Ser. B, 5.60%, 05/01/2010	AA	1,115,000	1,176,135
Horry Cnty., SC Hosp. Fee Spl. Obl. RB:
6.00%, 04/01/2014	A	500,000	549,725
6.00%, 04/01/2015	A	1,000,000	1,091,700

EVERGREEN
South Carolina Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Hospital – continued
Loris, SC Community Hosp. RB:
Ser. A, 5.50%, 01/01/2016	BBB	$1,500,000	$1,343,655
Ser. B, 5.625%, 01/01/2020	BBB	500,000	435,190
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Medical Center:
5.50%, 02/01/2011, (Insd. by FSA)	AAA	265,000	284,721
5.625%, 02/01/2010, (Insd. by FSA)	AAA	1,050,000	1,141,938
Georgetown Memorial Hosp., 6.00%, 11/01/2014	NR	1,600,000	1,759,760
Oconee Memorial Hosp., Inc., 6.15%, 03/01/2015	AAA	200,000	213,438
Spartanburg Cnty., SC Hlth. Svcs. Dist. Income RB, Ser. B, 6.00%, 04/15/2007, (Insd. by MBIA)	AAA	1,755,000	1,930,044

			10,881,833

Housing – 11.6%
Chesapeake, VA Redev. & Hsg. Auth. MHRB, Residential Rental, Ser. A, 6.20%, 04/01/2028	NR	500,000	450,565
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Ser. A, 6.80%, 11/15/2011, (Coll. by FNMA & Insd. by FSA)	NR	100,000	103,356
Hunting Ridge Apts., 6.749%, 06/01/2025	BBB+	265,000	275,245
Runaway Bay Apts. Proj., 6.125%, 12/01/2015	AA-	300,000	306,531
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB:
Ser. A, 5.95%, 07/01/2029	AAA	480,000	493,709
Ser. A, 6.35%, 07/01/2025, (Insd. by FHA)	NR	545,000	559,443
Ser. A, 6.55%, 07/01/2015	NR	85,000	87,962
Ser. B1, 5.75%, 07/01/2015, (Insd. by FSA)	NR	3,300,000	3,480,708
Heritage Ct. Apts.:
Ser. A, 5.85%, 07/01/2010	NR	675,000	691,774
Ser. A, 6.15%, 07/01/2025, (Insd. by FHA)	NR	595,000	603,377

			7,052,670

Industrial Development Revenue – 4.2%
Darlington Cnty., SC IDRB:
Nucor Corp. Proj., Ser. A, 5.75%, 08/01/2023	AA-	500,000	505,610
Sonoco Products Co. Proj., 6.00%, 04/01/2026	A	750,000	760,747
South Carolina Jobs EDA-IDRB, Plast-Line, Inc. Proj.:
5.50%, 07/01/2006, (LOC: Keybank, NA)	A	220,000	225,643
5.70%, 07/01/2009, (LOC: Keybank, NA)	A	200,000	204,554
5.80%, 07/01/2010, (LOC: Keybank, NA)	A	190,000	194,435
5.90%, 07/01/2011, (LOC: Keybank, NA)	A	230,000	235,414
6.25%, 07/01/2017, (LOC: Keybank, NA)	A	400,000	406,812

			2,533,215

EVERGREEN
South Carolina Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Resource Recovery – 7.8%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler:
5.15%, 01/01/2009, (Insd. by AMBAC)	AAA	$3,000,000	$ 3,129,480
5.25%, 01/01/2010, (Insd. by AMBAC)	AAA	1,500,000	1,573,410

			4,702,890

Sales Tax – 2.4%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	BBB-	1,500,000	1,478,325

Solid Waste – 0.8%
Calhoun Cnty., SC Solid Wst. Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	A+	400,000	476,488

Special Tax – 1.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	750,000	737,903

Tobacco Revenue – 1.3%
Childrens Trust Fund RB, 5.75%, 07/01/2020	A	750,000	777,915

Water & Sewer – 14.2%
Columbia, SC Wtrwks. & Swr. Sys. RB:
6.00%, 02/01/2014	AA	2,000,000	2,210,700
6.00%, 02/01/2015	AA	1,960,000	2,152,903
Florence, SC Wtr. & Swr. RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	AAA	695,000	850,937
Georgetown Cnty., SC Wtr. & Swr. Dist. RB, Refunding & Impt. Jr. Lien, 6.50%, 06/01/2017	NR	200,000	223,264
Grand Strand, SC Wtrwrks. & Swr. Sys. Auth. RB, 6.375%, 06/01/2012, (Insd. by MBIA)	AAA	750,000	873,810
Greenwood, SC Combined Pub. Util. RB, Refunding & Impt., 5.50%, 12/01/2008, (Insd. by AMBAC)	AAA	1,000,000	1,051,290
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2009	NR	1,250,000	1,280,438

			8,643,342

Total Municipal Obligations (cost $55,265,303)			58,212,814

		Shares

SHORT-TERM INVESTMENTS – 3.1%

MUTUAL FUND SHARES – 3.1%
Evergreen Select Municipal Money Market Fund (cost $1,876,954) ø		1,876,954	1,876,954

Total Investments – (cost $57,142,257) – 98.9%			60,089,768
Other Assets and Liabilities – 1.1%			653,097

Net Assets – 100.0%			$60,742,865

See Combined Notes to Schedules of Investments.

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 97.5%

Airport – 0.6%
Charlottesville-Albemarle, VA Arpt. Auth. RB, 6.125%, 12/01/2013	BBB	$ 250,000	$ 258,287
Chesapeake, VA Arpt. Auth. RB, 5.30%, 08/01/2019	A-	890,000	829,507

			1,087,794

Community Development District – 2.3%
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	NR	4,000,000	3,862,840

Continuing Care Retirement Community – 2.3%
Albemarle Cnty., VA IDA RB, Residential Care Fac., Our Lady of Peace Inc.:
6.45%, 07/01/2015	NR	100,000	94,113
6.625%, 07/01/2021	NR	145,000	136,738
Chesterfield Cnty., VA Hlth. Ctr. Community Mtge. RB, Lucy Nursing Home Proj., 5.875%, 12/01/2021, (Coll. by GNMA)	AAA	500,000	516,440
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	1,000,000	953,000
James City Cnty., VA IDA RB, Residential Care Fac., Williamsburg Landing, Inc., 6.625%, 03/01/2023	NR	1,000,000	959,280
Virginia Beach, VA Dev. Auth. Hlth. Care Fac. RB., Sentara Hlth. Sys., 5.25%, 11/01/2015	AA	1,250,000	1,266,412

			3,925,983

Education – 5.5%
Georgia Private Colleges & Univ. Auth. RB, Emory Univ. Proj., Ser. A, 5.50%, 11/01/2020	AA	500,000	518,690
Virginia College, VA Edl. Fac. Bldg. Auth. RB:
5.50%, 09/01/2015	AA	900,000	951,867
Hampton Univ. Proj., 5.75%, 04/01/2014	A+	750,000	777,840
Virginia Pub. Sch. Auth. RB:
5.50%, 08/01/2015		1,500,000	1,597,785
Ser. A, 6.125%, 08/01/2012	AA	4,000,000	4,344,640
Ser. A, 6.20%, 08/01/2014	AA	200,000	217,036
Spl. Obl. York Cnty., 5.90%, 07/15/2013	AA	850,000	902,615

			9,310,473

General Obligation – Local – 21.8%
Arlington Cnty., VA GO, 5.90%, 08/01/2010	AAA	1,000,000	1,089,800
Chesapeake, VA Pub. Impt. GO, 5.375%, 05/01/2010	AA	3,000,000	3,203,400
Chesterfield Cnty., VA GO:
5.25%, 03/01/2010	AAA	2,000,000	2,067,240
5.75%, 01/15/2016	AAA	1,700,000	1,839,825
5.75%, 01/15/2017	AAA	1,000,000	1,076,960

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

General Obligation – Local – continued
Cmnwlth. of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	AAA	$ 1,200,000	$ 1,415,880
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	AAA	1,640,000	1,801,589
Hampton, VA GO:
6.00%, 01/15/2008	AA	500,000	548,340
Pub. Impt., 5.75%, 02/01/2013	AA	1,125,000	1,253,092
King George Cnty., VA IDA Lease RB, King George Cnty. Sch. Proj., 6.40%, 08/01/2016	NR	700,000	721,182
Loudoun Cnty., VA GO, Ser. A, 5.50%, 10/01/2007	AA	1,000,000	1,056,120
Newport News, VA GO, 5.75%, 01/15/2017	AA	1,940,000	2,070,116
Norfolk, VA GO:
5.25%, 06/01/2011	AA	3,000,000	3,141,300
5.70%, 06/01/2008, (Insd. by MBIA)	AAA	2,000,000	2,143,800
Northampton Cnty., VA GO, Ser. A, 5.30%, 07/15/2018, (Insd. by FSA)	AAA	1,300,000	1,308,515
Roanoke, VA Pub. Impt. GO:
6.00%, 10/01/2013	AA	1,730,000	1,957,980
6.00%, 10/01/2014	AA	1,835,000	2,064,118
6.00%, 10/01/2015	AA	1,950,000	2,180,061
6.00%, 10/01/2016	AA	2,070,000	2,300,101
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	AAA	250,000	271,158
5.90%, 06/01/2013, (Insd. by AMBAC)	AAA	750,000	815,505
Virginia Beach, VA GO:
5.40%, 07/15/2009	AA	1,575,000	1,711,915
6.00%, 09/01/2009	AA	1,000,000	1,093,300

			37,131,297

Hospital – 7.0%
Albemarle Cnty., VA IDA RB, Martha Jefferson Hosp., 5.75%, 10/01/2008	NR	1,000,000	1,049,540
Danville, VA IDA Hosp. RB, Danville Regl. Med. Ctr., 6.20%, 10/01/2009, (Insd. by FGIC)	AAA	2,545,000	2,781,150
Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj., 5.875%, 08/15/2016	AA	370,000	390,191
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008, (Insd. by MBIA)	AAA	2,360,000	2,703,026
Henrico Cnty., VA IDA Lease RB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010, (Insd. by MBIA)	AAA	2,000,000	2,145,920
Norfolk, VA IDA RB, Sentara Hosp., Ser. A, 6.50%, 11/01/2013	AA	1,000,000	1,080,060
Prince William Cnty., VA IDA RB, Potomac Hosp. Corp., 6.75%, 10/01/2015	NR	500,000	569,775

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Hospital – continued
Roanoke, VA IDA Hosp. RB, Roanoke Mem. Hosp., Ser. B, 6.00%, 07/01/2007	AA-	$ 1,185,000	$ 1,232,033

			11,951,695

Housing – 18.2%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts.:
5.45%, 07/01/2018	BBB+	1,000,000	949,390
5.50%, 01/01/2029	BBB+	1,000,000	930,100
Alexandria, VA Redev. & Hsg. Auth. RRB, Buckingham Vlg. Apts., 4.875%, 07/01/2006	BBB+	780,000	765,765
Arlington Cnty., VA IDA MHRB:
Patrick Henry Apts. Proj., 6.05%, 11/01/2032	NR	2,000,000	2,089,960
Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	A	2,000,000	1,921,240
Ser. B, 6.50%, 07/01/2024	A	1,600,000	1,560,464
Chesapeake, VA Redev. & Hsg. Auth. MHRB, Residential Rental, Ser. A, 6.20%, 04/01/2028	NR	735,000	662,331
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Elderly Hsg., 6.00%, 09/01/2016, (Insd. by FHA)	AAA	500,000	518,005
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (LOC: PNC Bank, NA & Insd. by FSA)	AAA	500,000	520,395
Portsmouth, VA Redev. & Hsg. Auth. MHRB, 6.30%, 09/01/2026, (Coll. by FNMA)	AAA	640,000	665,958
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	A-	1,000,000	926,870
Ser. C, 7.00%, 07/01/2029	NR	3,000,000	2,864,940
Virginia Hsg. Dev. Auth. MHRB:
Ser. H, 5.55%, 05/01/2015	AA+	1,000,000	1,033,790
Ser. H, 6.00%, 05/01/2010	AA+	500,000	519,785
Ser. H, 6.10%, 11/01/2011	AA+	1,000,000	1,042,110
Ser. H, 6.35%, 11/01/2011	AA+	300,000	314,670
Ser. I, 5.45%, 05/01/2018	AA+	500,000	509,440
Ser. K, 5.90%, 05/01/2011	AA+	400,000	413,312
Ser. O, 6.05%, 11/01/2017	AA+	500,000	528,560
Virginia Hsg. Dev. Auth. RB, Cmnwlth. Mtge.:
Ser. A, Subser. A-1, 6.20%, 07/01/2011	AA+	1,000,000	1,022,810
Ser. B, Subser. B-1, 5.80%, 07/01/2016	AA+	1,750,000	1,842,400
Ser. B, Subser. B-1, 5.95%, 07/01/2018	AA+	2,555,000	2,695,550
Ser. C, Subser. C-2, 5.75%, 07/01/2007	AA+	1,000,000	1,076,230
Ser. C, Subser. C-6, 6.25%, 01/01/2015	AA+	500,000	514,180

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Housing – continued
Virginia Hsg. Dev. Auth. RB, Cmnwlth. Mtge. (continued):
Ser. D, Subser. D-1, 6.10%, 01/01/2019	AA+	$ 3,525,000	$ 3,683,026
Ser. D, Subser. D-3, 6.10%, 07/01/2015	AA+	1,000,000	1,055,850
Ser. F, Subser. F-1, 6.25%, 07/01/2012	AA+	300,000	307,356

			30,934,487

Industrial Development Revenue – 0.6%
Isle Wright Cnty., VA IDA RB, Solid Wst. Disposal Fac., Union Camp Corp. Proj., 6.55%, 04/01/2024	BBB+	535,000	543,613
Virginia IDA RB, Small Business Fin., Hodges Farm Associates II, 4.75%, 11/01/2002	AA-	440,000	442,473

			986,086

Lease – 6.5%
Brunswick, VA IDA Correctional Fac. Lease RB:
5.65%, 07/01/2009, (Insd. by MBIA)	AAA	2,215,000	2,403,718
5.75%, 07/01/2011, (Insd. by MBIA)	AAA	2,930,000	3,175,886
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Inova Hlth. Sys. Proj., 5.35%, 06/01/2006	AA	250,000	265,360
Henrico Cnty., VA IDA Lease RB, Regl. Jail Proj., 7.00%, 08/01/2013	AA	700,000	801,962
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	AAA	2,190,000	2,395,750
Prince William Cnty., VA Park Auth. RB, 6.30%, 10/15/2006	NR	500,000	551,430
Virginia Biotechnology Research Park RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	A	1,540,000	1,517,870

			11,111,976

Miscellaneous Revenue – 0.7%
Virginia Pub. Bldg. Auth. Pub. Fac. RB, Ser. A, 6.00%, 08/01/2011	AA+	1,000,000	1,130,560

Public Facilities – 7.0%
Alexandria, VA Cons. Pub. Impt. RB:
5.25%, 06/15/2015	AAA	830,000	870,679
5.75%, 06/15/2014	AAA	1,480,000	1,639,677
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Fac. Lease RB, Wallens Ridge Dev. Proj., 6.00%, 09/01/2007	AA+	3,675,000	4,028,939
King & Queen Cnty., VA IDA Lease RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	AA	1,000,000	1,025,780
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	AAA	1,300,000	1,377,077
Prince William Cnty., VA IDA RB, ATCC Proj., 6.00%, 02/01/2014	NR	500,000	516,245

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Public Facilities – continued
Prince William Cnty., VA Park Auth. RB, 6.875%, 10/15/2016	NR	$ 1,300,000	$ 1,458,158
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, 5.50%, 10/01/2013	BBB-	1,000,000	1,014,080

			11,930,635

Resource Recovery – 2.5%
Arlington Cnty., VA IDA Resource Recovery RB, Ogden Martin Sys. of Alexandria/Arlington, Inc. Proj., 5.375%, 01/01/2013, (Insd. by FSA)	AAA	4,105,000	4,267,969

Sales Tax – 1.7%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.50%, 10/01/2018	BBB-	2,000,000	1,971,100
Ser. A, 5.50%, 10/01/2022	BBB-	1,000,000	971,650

			2,942,750

Special Tax – 0.8%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	NR	500,000	491,935
Frederick Cnty., MD Spl. Tax RB, 6.25%, 07/01/2010	NR	1,000,000	971,710

			1,463,645

Tobacco Revenue – 0.6%
Children’s Trust Fund RB, 5.75%, 07/01/2020	A	1,000,000	1,037,220

Transportation – 6.6%
Chesapeake Bay, VA Dist. RB, Bridge & Tunnel Commission, 5.875%, 07/01/2010, (Insd. by FGIC)	AAA	2,890,000	3,119,986
District of Columbia, Metrop. Area Transit Auth. RB, 6.00%, 07/01/2007, (Insd. by FGIC)	AAA	1,000,000	1,104,510
Peninsula Ports Auth., VA RB, Port Fac. CSX Trans. Proj., 6.00%, 12/15/2012	NR	2,000,000	1,995,600
Virginia Comnwlth. Trans. Board RB, Northern VA Trans. Dist. Program, Ser. B, 7.25%, 05/15/2020	AA	1,700,000	2,004,198
Virginia Port Auth. Cmnwlth. Port Fund RB, 5.90%, 07/01/2016	AA+	750,000	786,540
Virginia Trans. Board RB, Northern VA Trans. Dist., Program A, 6.00%, 05/15/2008	AA	2,030,000	2,159,555

			11,170,389

Water & Sewer – 12.8%
Buena Vista, VA IDA RB, Wtr. & Swr. Fac., Route 60 Proj., 6.25%, 07/15/2011	NR	390,000	399,064
Chesterfield Cnty., VA Wtr. & Swr. RB, 6.375%, 11/01/2007	AA	500,000	530,735

EVERGREEN
Virginia Municipal Bond Fund
Schedule of Investments (continued)
February 28, 2001 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Water & Sewer – continued
Fairfax Cnty., VA Swr. RB, 5.625%, 07/15/2011	AA	$ 2,605,000	$ 2,806,627
Fairfax Cnty., VA Wtr. Auth. RB:
5.625%, 04/01/2017	AAA	1,640,000	1,744,320
6.125%, 04/01/2016	AAA	1,545,000	1,720,667
Henrico Cnty., VA Wtr. & Swr. RB:
5.70%, 05/01/2008	AA-	1,000,000	1,074,133
Loudoun Cnty., VA Sanitation Auth., Wtr. & Swr. RB, 6.25%, 01/01/2010, (Insd. by FGIC)	AAA	1,550,000	1,651,215
Virginia Beach, VA Wtr. & Swr. RB, 5.75%, 08/01/2016	AA	1,735,000	1,870,989
Virginia Resources Auth. Clean Wtr. RB, State Revolving Fund:
5.50%, 10/01/2015	AAA	2,150,000	2,290,029
5.75%, 10/01/2019	AAA	180,000	192,584
5.875%, 10/01/2014	AAA	1,250,000	1,387,788
6.00%, 10/01/2016	AAA	3,965,000	4,388,184
Virginia Resources Auth. RB, Pooled Loan Bond Program, Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	AAA	1,280,000	1,353,293
Virginia Resources Auth. Wtr. RB, 5.375%, 10/01/2022	AAA	425,000	435,702

			21,845,330

Total Municipal Obligations (cost $158,472,059)			166,091,129

	Shares

SHORT-TERM INVESTMENTS – 2.3%

MUTUAL FUND SHARES – 2.3%

Evergreen Select Municipal Money Market Fund (cost $3,860,020) ø	3,860,020	3,860,020

Total Investments – (cost $162,332,079) – 99.8%		169,951,149

Other Assets and Liabilities – 0.2%		318,986

Net Assets – 100.0%		$170,270,135

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments
February 28, 2001 (Unaudited)

Symbol         Description

∧	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.
ø	The advisor of the Fund and the advisor of the money market fund are each a subsidiary of First Union.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corporation
CDA    Community Development Authority
CDD    Community Development District
COP    Certificates of Participation
EDA    Economic Development Authority
EDRB   Economic Development Revenue Bond
ETM    Escrowed to Maturity
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Authority
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance Incorporated
GNMA   Government National Mortgage Association
GO     General Obligation

HFA    Housing Finance Authority
IBC    Insured Bond Certification
IDA    Industrial Development Authority
IDRB   Industrial Development Revenue Bond
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Corporation
MHRB   Multifamily Housing Revenue Bond
PCRB   Pollution Control Revenue Bond
RB     Revenue Bond
RHA    Residential Housing Association
RRB    Refunding Revenue Bond
SFHRB  Single Family Housing Revenue Bond

The following table shows the percent of portfolio assets invested by geographic location as of February 28, 2001.

	Florida High Income Fund	Florida Fund	Georgia Fund	Maryland Fund	North Carolina Fund	South Carolina Fund	Virginia Fund
Arizona	1.7%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
California	2.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Connecticut	0.0%	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%
District of Columbia	0.0%	0.0%	0.0%	0.7%	0.0%	0.0%	0.6%
Florida	85.9%	96.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Georgia	1.9%	0.0%	94.7%	1.0%	0.0%	1.6%	0.9%
Indiana	1.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Maine	0.4%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Maryland	0.0%	0.0%	0.9%	87.5%	0.0%	1.2%	0.9%
Nevada	1.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
New Jersey	0.0%	0.0%	0.0%	2.1%	0.0%	0.0%	0.0%
North Carolina	0.0%	0.0%	0.0%	0.0%	92.1%	0.0%	0.0%
Pennsylvania	0.0%	0.0%	0.0%	0.0%	1.9%	0.0%	0.0%
Puerto Rico	0.6%	0.0%	0.0%	0.0%	2.2%	6.9%	1.4%
South Carolina	1.7%	0.0%	0.0%	0.0%	0.0%	81.9%	0.0%
Texas	0.0%	1.0%	0.0%	0.0%	1.3%	0.0%	0.0%
U.S. Virgin Islands	0.0%	1.8%	3.4%	2.7%	1.9%	4.6%	2.3%
Virginia	0.7%	0.0%	0.0%	1.3%	0.0%	0.7%	91.6%
West Virginia	0.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Non State Specific	1.5%	0.1%	1.0%	4.7%	0.6%	3.1%	2.3%

Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

See Combined Notes to Financial Statements.

EVERGREEN
Southern State Municipal Bond Fund
Statements of Assets and Liabilities
February 28, 2001 (Unaudited)

	Florida High Income Fund	Florida Fund	Georgia Fund	Maryland Fund	North Carolina Fund	South Carolina Fund	Virginia Fund

Assets

Identified cost of securities	$417,644,066	$456,822,393	$80,765,809	$45,992,958	$253,283,067	$57,142,257	$162,332,079

Net unrealized gains or losses on securities	(2,516,881)	22,145,297	4,275,918	1,801,590	12,021,480	2,947,511	7,619,070

Market value of securities	415,127,185	478,967,690	85,041,727	47,794,548	265,304,547	60,089,768	169,951,149

Receivable for securities sold	1,007,035	24,478,354	499,803	0	1,442,497	0	0

Receivable for Fund shares sold	0	421,038	82,410	347	114,179	55,000	280,307

Interest receivable	8,667,714	8,815,305	1,223,495	735,578	3,948,711	874,138	2,411,500

Receivable from investment advisor	33,581	112,687	0	4,052	56,161	0	0

Prepaid expenses and other assets	55,027	59,231	13,368	8,972	19,571	26,477	9,473

Total assets	424,890,542	512,854,305	86,860,803	48,543,497	270,885,666	61,045,383	172,652,429

Liabilities

Distributions payable	1,250,220	1,709,465	273,296	98,788	900,781	199,471	452,057

Payable for securities purchased	0	0	502,103	0	0	0	1,605,984

Payable for Fund shares redeemed	1,031,562	689,679	53,886	5,853	111,413	93,551	278,897

Advisory fee payable	0	0	1,441	0	0	700	1,957

Distribution Plan expenses payable	4,920	0	438	274	1,070	144	769

Due to other related parties	1,156	1,398	237	132	739	167	466

Accrued expenses and other liabilities	88,952	84,435	17,357	8,734	45,753	8,485	42,164

Total liabilities	2,376,810	2,484,977	848,758	113,781	1,059,756	302,518	2,382,294

Net assets	$422,513,732	$510,369,328	$86,012,045	$48,429,716	$269,825,910	$60,742,865	$170,270,135

Net assets represented by

Paid-in capital	$447,846,069	$515,363,059	$84,232,653	$47,814,966	$268,548,167	$58,699,343	$165,598,803

Undistributed (overdistributed) net investment income	30,253	25,382	(8,639)	(2,581)	(46,856)	(4,439)	(8,339)

Accumulated net realized losses on securities	(22,845,709)	(27,164,410)	(2,487,887)	(1,184,259)	(10,696,881)	(899,550)	(2,939,399)

Net unrealized gains or losses on securities	(2,516,881)	22,145,297	4,275,918	1,801,590	12,021,480	2,947,511	7,619,070

Total net assets	$422,513,732	$510,369,328	$86,012,045	$48,429,716	$269,825,910	$60,742,865	$170,270,135

Net assets consists of

Class A	$211,682,549	$116,869,330	$ 9,048,342	$21,695,807	$ 29,102,218	$ 2,540,077	$ 51,718,440

Class B	115,328,640	42,138,353	13,589,102	4,259,523	31,495,090	4,621,454	15,258,878

Class C	11,557,564	5,905,689	0	334,932	0	0	0

Class Y	83,944,979	345,455,956	63,374,601	22,139,454	209,228,602	53,581,334	103,292,817

Total net assets	$422,513,732	$510,369,328	$86,012,045	$48,429,716	$269,825,910	$60,742,865	$170,270,135

Shares outstanding

Class A	20,482,287	12,422,275	908,479	2,005,672	2,851,157	253,056	5,082,709

Class B	11,159,314	4,478,975	1,364,427	393,771	3,085,611	460,413	1,499,598

Class C	1,118,321	627,726	0	30,963	0	0	0

Class Y	8,122,532	36,719,201	6,363,221	2,046,688	20,498,147	5,338,014	10,151,388

Net asset value per share

Class A	$ 10.33	$ 9.41	$ 9.96	$ 10.82	$ 10.21	$ 10.04	$ 10.18

Class A—Offering price (based on sales charge of 4.75%)	$ 10.85	$ 9.88	$ 10.46	$ 11.36	$ 10.72	$ 10.54	$ 10.68

Class B	$ 10.33	$ 9.41	$ 9.96	$ 10.82	$ 10.21	$ 10.04	$ 10.18

Class C	$ 10.33	$ 9.41	—	$ 10.82	—	—	—

Class Y	$ 10.33	$ 9.41	$ 9.96	$ 10.82	$ 10.21	$ 10.04	$ 10.18

See Combined Notes to Financial Statements.

EVERGREEN
Southern State Municipal Bond Funds
Statements of Operations
Six Months Ended February 28, 2001 (Unaudited)

	Florida High Income Fund	Florida Fund	Georgia Fund	Maryland Fund	North Carolina Fund	South Carolina Fund	Virginia Fund

Investment income

Interest	$13,753,958	$14,250,959	$2,363,937	$1,235,391	$ 7,519,713	$1,640,744	$4,634,408

Expenses

Advisory fee	1,060,834	1,078,738	174,405	94,677	562,688	125,311	350,771

Distribution Plan expenses	879,815	393,821	74,136	45,384	201,821	25,204	132,406

Administrative services fees	204,007	256,842	41,525	22,542	133,973	29,836	83,517

Transfer agent fee	105,429	65,944	10,730	13,150	35,873	7,198	39,897

Trustees’ fees and expenses	4,785	6,149	829	438	3,208	595	2,062

Printing and postage expenses	20,296	23,037	4,801	1,708	15,421	1,731	7,200

Custodian fee	60,941	67,145	13,355	7,880	40,375	7,841	22,940

Registration and filing fees	9,550	6,293	9,471	5,091	9,311	6,887	11,302

Professional fees	10,547	10,655	8,299	9,643	9,883	7,517	8,299

Organization expenses	3,801	0	0	0	0	0	0

Other	8,020	1,726	2,405	3,986	6,440	2,276	5,613

Total expenses	2,368,025	1,910,350	339,956	204,499	1,018,993	214,396	664,007

Less: Expense reductions	(9,820)	(11,092)	(2,898)	(2,921)	(5,667)	(1,868)	(3,518)

Fee waivers	(212,823)	(736,822)	(51,145)	(29,957)	(382,790)	0	0

Net expenses	2,145,382	1,162,436	285,913	171,621	630,536	212,528	660,489

Net investment income	11,608,576	13,088,523	2,078,024	1,063,770	6,889,177	1,428,216	3,973,919

Net realized and unrealized gains or losses on securities

Net realized losses on securities	(135,405)	(1,316,119)	(361,472)	(216,666)	(776,598)	(10,543)	(161,794)

Net change in unrealized gains or losses on securities	3,793,536	10,165,649	2,161,875	1,269,656	6,377,734	1,532,243	3,803,366

Net realized and unrealized gains or losses on securities	3,658,131	8,849,530	1,800,403	1,052,990	5,601,136	1,521,700	3,641,572

Net increase in net assets resulting from operations	$15,266,707	$21,938,053	$3,878,427	$2,116,760	$12,490,313	$2,949,916	$7,615,491

See Combined Notes to Financial Statements.

EVERGREEN
Southern State Municipal Bond Funds
Statements of Changes in Net Assets
Six Months Ended February 28, 2001 (Unaudited)

	Florida High Income Fund	Florida Fund	Georgia Fund	Maryland Fund	North Carolina Fund	South Carolina Fund	Virginia Fund

Operations

Net investment income	$ 11,608,576	$ 13,088,523	$ 2,078,024	$ 1,063,770	$ 6,889,177	$ 1,428,216	$ 3,973,919

Net realized losses on securities	(135,405)	(1,316,119)	(361,472)	(216,666)	(776,598)	(10,543)	(161,794)

Net change in unrealized gains or losses on securities	3,793,536	10,165,649	2,161,875	1,269,656	6,377,734	1,532,243	3,803,366

Net increase in net assets resulting from operations	15,266,707	21,938,053	3,878,427	2,116,760	12,490,313	2,949,916	7,615,491

Distributions to shareholders from

Net investment income

Class A	(6,181,964)	(2,870,379)	(190,649)	(501,935)	(605,652)	(46,703)	(1,080,836)

Class B	(2,885,334)	(929,732)	(268,333)	(69,918)	(735,034)	(87,687)	(286,947)

Class C	(254,204)	(132,188)	0	(3,104)	0	0	0

Class Y	(2,245,979)	(9,099,736)	(1,612,468)	(491,913)	(5,527,622)	(1,291,961)	(2,571,943)

Total distributions to shareholders	(11,567,481)	(13,032,035)	(2,071,450)	(1,066,870)	(6,868,308)	(1,426,351)	(3,939,726)

Capital share transactions

Proceeds from shares sold	65,593,441	35,903,993	9,307,827	6,669,626	14,995,050	6,724,837	15,038,701

Net asset value of shares issued in reinvestment of distributions	3,581,069	1,669,513	294,233	447,147	964,336	107,483	951,011

Payment for shares redeemed	(53,551,573)	(67,543,152)	(8,935,788)	(3,265,910)	(27,663,923)	(8,407,488)	(18,496,298)

Net increase (decrease) in net assets resulting from capital share transactions	15,622,937	(29,969,646)	666,272	3,850,863	(11,704,537)	(1,575,168)	(2,506,586)

Total increase (decrease) in net assets	19,322,163	(21,063,628)	2,473,249	4,900,753	(6,082,532)	(51,603)	1,169,179

Net assets

Beginning of period	403,191,569	531,432,956	83,538,796	43,528,963	275,908,442	60,794,468	169,100,956

End of period	$422,513,732	$510,369,328	$86,012,045	$48,429,716	$269,825,910	$60,742,865	$170,270,135

Undistributed (overdistributed) net investment income	$ 30,253	$ 25,382	$ (8,639)	$ (2,581)	$ (46,856)	$ (4,439)	$ (8,339)

See Combined Notes to Financial Statements.

EVERGREEN
Southern State Municipal Bond Funds
Statements of Changes in Net Assets
Year Ended August 31, 2000

	Florida High Income Fund	Florida Fund	Georgia Fund	Maryland Fund	North Carolina Fund	South Carolina Fund	Virginia Fund

Operations

Net investment income	$ 23,066,480	$ 27,943,254	$ 4,403,560	$ 1,914,668	$ 14,673,425	$ 3,021,047	$ 8,467,823

Net realized losses on securities	(20,983,164)	(23,948,550)	(1,630,210)	(809,870)	(9,920,284)	(885,973)	(2,775,573)

Net change in unrealized gains or losses on securities	2,013,883	17,204,664	1,229,824	804,345	5,567,031	925,515	3,228,891

Net increase in net assets resulting from operations	4,097,199	21,199,368	4,003,174	1,909,143	10,320,172	3,060,589	8,921,141

Distributions to shareholders from

Net investment income

Class A	(13,273,443)	(6,205,750)	(267,744)	(997,892)	(1,058,936)	(116,159)	(2,288,555)

Class B	(5,970,107)	(2,145,493)	(573,365)	(139,915)	(1,698,501)	(195,516)	(615,867)

Class C	(355,216)	(320,325)	0	(1,521)	0	0	0

Class Y	(3,537,601)	(19,343,906)	(3,581,143)	(778,601)	(11,962,628)	(2,721,571)	(5,608,648)

Net realized gains

Class A	0	(416,062)	0	0	(112,383)	(17,190)	(92,883)

Class B	0	(180,345)	0	0	(265,691)	(37,782)	(29,668)

Class C	0	(29,725)	0	0	0	0	0

Class Y	0	(1,264,384)	0	0	(1,441,627)	(411,495)	(221,231)

Total distributions to shareholders	(23,136,367)	(29,905,990)	(4,422,252)	(1,917,929)	(16,539,766)	(3,499,713)	(8,856,852)

Capital share transactions

Proceeds from shares sold	117,805,737	108,857,480	24,904,559	11,442,722	45,657,631	16,019,052	26,365,147

Net asset value of shares issued in reinvestment of distributions	8,342,300	5,375,876	559,741	871,869	3,844,523	693,026	2,354,776

Payment for shares redeemed	(164,165,983)	(187,563,200)	(32,099,913)	(8,549,897)	(78,881,678)	(24,509,284)	(41,147,970)

Net increase (decrease) in net assets resulting from capital share transactions	(38,017,946)	(73,329,844)	(6,635,613)	3,764,694	(29,379,524)	(7,797,206)	(12,428,047)

Total increase (decrease) in net assets	(57,057,114)	(82,036,466)	(7,054,691)	3,755,908	(35,599,118)	(8,236,330)	(12,363,758)

Net assets

Beginning of period	460,248,683	613,469,422	90,593,487	39,773,055	311,507,560	69,030,798	181,464,714

End of period	$403,191,569	$531,432,956	$83,538,796	$43,528,963	$275,908,442	$60,794,468	$169,100,956

Undistributed (overdistributed) net investment income	$ (10,842)	$ (31,106)	$ (15,213)	$ 519	$ (67,725)	$ (6,304)	$ (42,532)

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Southern State Municipal Bond Funds consist of Evergreen Florida High Income Municipal Bond Fund (“Florida High Income Fund”), Evergreen Florida Municipal Bond Fund (“Florida Fund”), Evergreen Georgia Municipal Bond Fund (“Georgia Fund”), Evergreen Maryland Municipal Bond Fund (“Maryland Fund”), Evergreen North Carolina Municipal Bond Fund (“North Carolina Fund”), Evergreen South Carolina Municipal Bond Fund (“South Carolina Fund”) and Evergreen Virginia Municipal Bond Fund (“Virginia Fund”), (collectively the “Funds”). Each Fund is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments
Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investment or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. When-issued and Delayed Delivery Transactions
The Funds record when-issued securities no later than one business day after the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

C. Security Transactions and Investment Income
Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

Combined Notes to Financial Statements (Unaudited) (continued)

E. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date.

Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

F. Class Allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

G. Organization Expenses
Organization expenses for Florida High Income Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. As of February 28, 2001, all organization costs have been fully amortized.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

First Union National Bank (“FUNB”), a subsidiary of First Union Corporation (“First Union”), is the investment advisor to the Funds and is paid a management fee that is calculated and paid daily. Each Fund, except the Florida High Income Fund, pays the investment advisor a fee at an annual rate of 0.42% of each Fund’s average daily net assets. The Florida High Income Fund pays the investment advisor a fee at an annual rate of 0.52% of its average daily net assets.

During the six months ended February 28, 2001, the amount of investment advisory fees waived by the investment advisor and the impact on each Fund’s expense ratio represented as a percentage of its average daily net assets were as follows:

	Fees Waived	% of Average Daily Net Assets

Florida High Income Fund	$212,823	0.10%
Florida Fund	657,857	0.26%
Georgia Fund	51,145	0.12%
Maryland Fund	29,957	0.13%
North Carolina Fund	382,790	0.29%

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.10% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commis sions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets

Class A	0.25%
Class B	1.00
Class C	1.00

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the six months ended February 28, 2001, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B and Class C were as follows:

	Class A	Class B	Class C	Fees Waived Class A	% of Class A Average Net Assets

Florida High Income Fund	$264,342	$565,486	$49,987	$ 0	0.00%
Florida Fund	141,009	221,371	31,441	78,965	0.14%
Georgia Fund	9,724	64,412	0	0	0.00%
Maryland Fund	26,765	17,806	813	0	0.00%
North Carolina Fund	30,073	171,748	0	0	0.00%
South Carolina Fund	2,538	22,666	0	0	0.00%
Virginia Fund	58,384	74,022	0	0	0.00%

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

FLORIDA HIGH INCOME FUND

	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	3,035,209	$31,123,205	4,079,352	$41,990,110
Automatic conversion of Class B shares to Class A shares	50,674	524,189	97,041	984,493
Shares issued in reinvestment of distributions	207,830	2,133,962	501,619	5,125,754
Shares redeemed	(3,546,862)	(36,419,828)	(9,185,129)	(94,095,090)

Net decrease	(253,149)	(2,638,472)	(4,507,117)	(45,994,733)

Class B
Shares sold	810,064	8,330,816	1,946,302	19,941,895
Shares issued in reinvestment of distributions	127,306	1,306,836	281,494	2,873,797
Automatic conversion of Class B shares to Class A shares	(50,674)	(524,189)	(97,041)	(984,493)
Shares redeemed	(988,179)	(10,137,171)	(3,065,410)	(31,340,854)

Net decrease	(101,483)	(1,023,708)	(934,655)	(9,509,655)

Class C
Shares sold	258,422	2,653,460	518,431	5,282,126
Shares issued in reinvestment of distributions	11,093	113,916	19,201	195,794
Shares redeemed	(60,027)	(614,519)	(260,772)	(2,680,672)

Net increase	209,488	2,152,857	276,860	2,797,248

Class Y
Shares sold	2,285,937	23,485,960	4,917,171	50,591,606
Shares issued in reinvestment of distributions	2,566	26,355	14,314	146,955
Shares redeemed	(620,683)	(6,380,055)	(3,497,432)	(36,049,367)

Net increase	1,667,820	17,132,260	1,434,053	14,689,194

Net increase (decrease)		$15,622,937		$(38,017,946)

Combined Notes to Financial Statements (Unaudited) (continued)

FLORIDA FUND

	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	1,051,880	$ 9,826,826	1,788,464	$ 16,346,190
Automatic conversion of Class B shares to Class A shares	31,830	300,471	0	0
Shares issued in reinvestment of distributions	121,618	1,130,466	288,497	2,648,208
Shares redeemed	(1,131,759)	(10,492,208)	(4,526,588)	(41,312,148)

Net increase (decrease)	73,569	765,555	(2,449,627)	(22,317,750)

Class B
Shares sold	272,914	2,551,525	372,669	3,391,959
Shares issued in reinvestment of distributions	45,108	419,080	121,075	1,104,447
Automatic conversion of Class B shares to Class A shares	(31,830)	(300,471)	(157,846)	(1,427,176)
Shares redeemed	(839,602)	(7,856,199)	(1,687,371)	(15,406,268)

Net decrease	(553,410)	(5,186,065)	(1,351,473)	(12,337,038)

Class C
Shares sold	30,459	283,241	74,605	684,431
Shares issued in reinvestment of distributions	4,341	40,359	13,122	119,919
Shares redeemed	(120,329)	(1,121,450)	(347,432)	(3,154,193)

Net decrease	(85,529)	(797,850)	(259,705)	(2,349,843)

Class Y
Shares sold	2,497,769	23,242,401	9,711,363	88,434,900
Shares issued in reinvestment of distributions	8,567	79,608	163,294	1,503,302
Shares redeemed	(5,178,656)	(48,073,295)	(13,994,955)	(127,690,591)

Net decrease	(2,672,320)	(24,751,286)	(4,120,298)	(37,752,389)

Net decrease		$(29,969,646)		$ (74,757,020)

GEORGIA FUND

	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	297,741	$2,929,823	440,782	$ 4,240,450
Automatic conversion of Class B shares to Class A shares	169	1,687	53,839	509,415
Shares issued in reinvestment of distributions	10,950	107,448	16,348	156,395
Shares redeemed	(124,037)	(1,224,284)	(232,860)	(2,218,116)

Net increase	184,823	1,814,674	278,109	2,688,144

Class B
Shares sold	75,188	741,991	212,897	2,035,089
Shares issued in reinvestment of distributions	18,498	181,398	39,369	376,584
Automatic conversion of Class B shares to Class A shares	(169)	(1,687)	(53,839)	(509,415)
Shares redeemed	(41,653)	(408,025)	(342,109)	(3,272,338)

Net increase (decrease)	51,864	513,677	(143,682)	(1,370,080)

Class Y
Shares sold	576,417	5,636,013	1,953,488	18,629,020
Shares issued in reinvestment of distributions	551	5,387	2,793	26,762
Shares redeemed	(746,855)	(7,303,479)	(2,783,285)	(26,609,459)

Net decrease	(169,887)	(1,662,079)	(827,004)	(7,953,677)

Net increase (decrease)		$ 666,272		$ (6,635,613)

Combined Notes to Financial Statements (Unaudited) (continued)

MARYLAND FUND

	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	93,682	$ 994,982	207,360	$2,158,004
Automatic conversion of Class B shares to Class A shares	0	0	1,610	16,546
Shares issued in reinvestment of distributions	35,612	379,910	71,988	747,521
Shares redeemed	(149,486)	(1,595,531)	(439,109)	(4,549,281)

Net decrease	(20,192)	(220,639)	(158,151)	(1,627,210)

Class B
Shares sold	102,413	1,100,192	85,865	894,838
Shares issued in reinvestment of distributions	5,114	54,610	10,420	108,150
Automatic conversion of Class B shares to Class A shares	0	0	(1,610)	(16,546)
Shares redeemed	(43,790)	(461,343)	(89,643)	(930,837)

Net increase	63,737	693,459	5,032	55,605

Class C
Shares sold	25,491	272,754	2,325	24,012
Shares issued in reinvestment of distributions	195	2,094	147	1,523
Shares redeemed	0	0	0	0

Net increase	25,686	274,848	2,472	25,535

Class Y
Shares sold	402,972	4,301,698	804,621	8,365,868
Shares issued in reinvestment of distributions	988	10,533	1,413	14,675
Shares redeemed	(113,177)	(1,209,036)	(296,392)	(3,069,779)

Net increase	290,783	3,103,195	509,642	5,310,764

Net increase		$3,850,863		$3,764,694

NORTH CAROLINA FUND

	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	373,924	$ 3,776,151	1,193,727	$11,777,399
Automatic conversion of Class B shares to Class A shares	346,855	3,550,053	299,230	2,912,891
Shares issued in reinvestment of distributions	39,119	394,082	77,834	766,620
Shares redeemed	(195,620)	(1,968,661)	(1,050,028)	(10,326,518)

Net increase	564,278	5,751,625	520,763	5,130,392

Class B
Shares sold	57,209	576,491	161,741	1,581,610
Shares issued in reinvestment of distributions	48,476	487,945	138,780	1,368,508
Automatic conversion of Class B shares to Class A shares	(346,855)	(3,550,053)	(299,230)	(2,912,891)
Shares redeemed	(259,444)	(2,609,191)	(934,853)	(9,209,263)

Net decrease	(500,614)	(5,094,808)	(933,562)	(9,172,036)

Class Y
Shares sold	1,056,632	10,642,408	3,288,337	32,298,622
Shares issued in reinvestment of distributions	8,182	82,309	172,522	1,709,395
Shares redeemed	(2,295,980)	(23,086,071)	(6,025,757)	(59,345,897)

Net decrease	(1,231,166)	(12,361,354)	(2,564,898)	(25,337,880)

Net decrease		$(11,704,537)		$(29,379,524)

Combined Notes to Financial Statements (Unaudited) (continued)

SOUTH CAROLINA FUND

	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	69,503	$ 698,424	65,260	$ 622,930
Automatic conversion of Class B shares to Class A shares	0	0	22,504	213,088
Shares issued in reinvestment of distributions	2,825	27,914	8,051	77,329
Shares redeemed	(17,193)	(169,536)	(134,115)	(1,285,949)

Net increase (decrease)	55,135	556,802	(38,300)	(372,602)

Class B
Shares sold	26,236	259,913	71,353	678,957
Shares issued in reinvestment of distributions	6,301	62,196	17,617	169,067
Automatic conversion of Class B shares to Class A shares	0	0	(22,504)	(213,088)
Shares redeemed	(44,927)	(441,956)	(141,803)	(1,356,660)

Net decrease	(12,390)	(119,847)	(75,337)	(721,724)

Class Y
Shares sold	585,286	5,766,500	1,544,300	14,717,165
Shares issued in reinvestment of distributions	1,762	17,373	46,305	446,630
Shares redeemed	(791,029)	(7,795,996)	(2,281,805)	(21,866,675)

Net decrease	(203,981)	(2,012,123)	(691,200)	(6,702,880)

Net decrease		$(1,575,168)		$ (7,797,206)

VIRGINIA FUND

	Six Months Ended February 28, 2001		Year Ended August 31, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	723,925	$ 7,298,861	737,373	$ 7,550,546
Automatic conversion of Class B shares to Class A shares	1,146	11,726	39,685	381,563
Shares issued in reinvestment of distributions	73,194	733,896	164,488	1,601,099
Shares redeemed	(313,350)	(3,132,227)	(1,453,803)	(14,142,074)

Net increase (decrease)	484,915	4,912,256	(512,257)	(4,608,866)

Class B
Shares sold	110,119	1,110,061	306,035	2,970,801
Shares issued in reinvestment of distributions	20,483	205,350	48,025	467,464
Automatic conversion of Class B shares to Class A shares	(1,146)	(11,726)	(39,685)	(381,563)
Shares redeemed	(149,026)	(1,486,898)	(346,607)	(3,365,745)

Net decrease	(19,570)	(183,213)	(32,232)	(309,043)

Class Y
Shares sold	659,328	6,629,779	1,626,311	15,843,800
Shares issued in reinvestment of distributions	1,174	11,765	29,292	286,213
Shares redeemed	(1,382,863)	(13,877,173)	(2,437,200)	(23,640,151)

Net decrease	(722,361)	(7,235,629)	(781,597)	(7,510,138)

Net decrease		$ (2,506,586)		$(12,428,047)

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended February 28, 2001:

	Cost of Purchases	Proceeds from Sales

Florida High Income Fund	$62,608,791	$49,200,413
Florida Fund	29,844,069	84,853,175
Georgia Fund	16,780,214	17,813,464
Maryland Fund	3,265,910	6,669,626
North Carolina Fund	21,835,057	31,465,578
South Carolina Fund	4,952,173	7,664,697
Virginia Fund	18,303,656	21,559,970

Combined Notes to Financial Statements (Unaudited) (continued)

On February 28, 2001, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Florida High Income Fund	$417,644,066	$ 7,172,474	$(9,689,355)	$ (2,516,881)
Florida Fund	456,822,393	23,279,150	(1,133,853)	22,145,297
Georgia Fund	80,765,809	4,824,634	(548,716)	4,275,918
Maryland Fund	45,992,958	1,950,394	(148,804)	1,801,590
North Carolina Fund	253,283,067	13,575,422	(1,553,942)	12,021,480
South Carolina Fund	57,142,257	3,378,116	(430,605)	2,947,511
Virginia Fund	162,332,079	8,409,098	(790,028)	7,619,070

As of August 31, 2000, the Funds had capital loss carryovers for federal income tax purposes as follows:

	Expiration
	2001	2004	2008

Florida High Income Fund	$ 0	$ 0	$4,365,480
Florida Fund	810,279	1,089,463	7,387,972
Georgia Fund	0	0	863,799
Maryland Fund	0	0	215,659
North Carolina Fund	0	0	3,343,827
South Carolina Fund	0	0	5,619
Virginia Fund	0	0	157,651

Florida Fund’s capital loss carryovers expiring in 2001 and 2004 were created as a result of the January 26, 1998 acquisition of substantially all the assets and assumption of certain liabilities of Evergreen Florida Tax Free Fund in exchange for Florida Fund shares. In accordance with income tax regulations, certain Florida Fund gains may not be used to offset this capital loss carryover.

In addition to the capital loss carryovers, capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. For the year ended August 31, 2000, the Funds incurred and elected to defer post-October losses as follows:

Capital Losses

Florida High Income Fund	$18,332,262
Florida Fund	16,560,578
Georgia Fund	1,262,616
Maryland Fund	748,718
North Carolina Fund	6,576,457
South Carolina Fund	883,388
Virginia Fund	2,587,042

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets

Florida High Income Fund	$ 9,820	0.00%
Florida Fund	11,092	0.00%
Georgia Fund	2,898	0.01%
Maryland Fund	2,921	0.01%
North Carolina Fund	5,667	0.00%
South Carolina Fund	1,868	0.01%
Virginia Fund	3,518	0.00%

Combined Notes to Financial Statements (Unaudited) (continued)

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the six months ended February 28, 2001, the Florida High Municipal Bond Fund had average borrowings outstanding of $29,006 at a rate of 7.10% and paid interest of $1,015, which represents 0.00% of the Fund’s average net assets on an annualized basis.

10. CONCENTRATION OF RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently.

The revised Guide will require the Funds to amortize premium and accrete discount on all fixed-income securities and classify gains and losses realized on paydowns on mortgage-backed securities, which are presently included in realized gain/loss, as interest income. These accounting changes will have no impact to the Funds’ financial statements.

Evergreen Funds

Money Market
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal
Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short Intermediate Municipal Fund

Short and Intermediate Term
Bond Funds
Intermediate Term Bond Fund
Short-Duration Income Fund

Intermediate and Long Term
Bond Funds
Diversified Bond Fund
High Yield Bond Fund
Quality Income Fund
Select Adjustable Rate Fund
Strategic Income Fund
U.S. Government Fund

Balanced
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Value Fund

Domestic Growth
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global & International
Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreeninvestments.com

84752

200 Berkeley Street
Boston, MA 02116

540712 4/2001